JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.6%
Aerospace & Defense — 1.2%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	557	579
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	162
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	1,007	954
3.00%, 9/15/2050 (a)	502	470
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,120
4.51%, 5/1/2023	2,503	2,675
1.95%, 2/1/2024	1,030	1,058
1.43%, 2/4/2024	2,265	2,273
4.88%, 5/1/2025	605	680
2.75%, 2/1/2026	995	1,036
2.20%, 2/4/2026	1,385	1,391
3.10%, 5/1/2026	320	340
5.04%, 5/1/2027	960	1,107
3.25%, 3/1/2028	840	880
5.15%, 5/1/2030	940	1,100
5.71%, 5/1/2040	745	927
L3Harris Technologies, Inc.
3.83%, 4/27/2025	850	935
1.80%, 1/15/2031	840	802
Leidos, Inc. 2.30%, 2/15/2031 (a)	465	445
Northrop Grumman Corp. 3.25%, 1/15/2028	200	216
Precision Castparts Corp. 3.25%, 6/15/2025	897	977
Raytheon Technologies Corp.
3.20%, 3/15/2024	350	374
4.50%, 6/1/2042	2,799	3,347
4.15%, 5/15/2045	543	618
4.35%, 4/15/2047	199	234

		24,700

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	133	140

Automobiles — 0.4%
General Motors Co. 6.13%, 10/1/2025	515	612
Hyundai Capital America
1.15%, 11/10/2022 (a)	1,500	1,509
1.80%, 10/15/2025 (a)	490	496
1.30%, 1/8/2026 (a)	425	421
3.00%, 2/10/2027 (a)	355	376
2.38%, 10/15/2027 (a)	530	540
1.80%, 1/10/2028 (a)	805	788
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	2,393	2,615
4.81%, 9/17/2030 (a)	1,102	1,219
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	705	697

		9,273

Banks — 5.6%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	1,216	1,368
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	1,165	1,271
ANZ New Zealand Int’l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	778	802
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	905	970
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	263	298
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	1,206
Banco Santander SA (Spain)
3.13%, 2/23/2023	400	418
2.75%, 5/28/2025	800	848
1.85%, 3/25/2026	1,000	1,015
2.75%, 12/3/2030	600	589
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	577
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	564
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	590	598
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	642	650
3.25%, 10/21/2027	547	595
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,884
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	7,757	8,474
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,537
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	4,685	4,427
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	986
Bank of Nova Scotia (The) (Canada) 2.20%, 2/3/2025	1,256	1,314

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	540	578
2.38%, 11/21/2024 (a)	813	854
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,460
3.65%, 3/16/2025	1,000	1,086
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	425	459
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	407	421
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	323	320
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	1,065	1,105
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	805	773
2.82%, 1/26/2041 (a)	395	360
BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	632	654
Capital One Bank USA NA 3.38%, 2/15/2023	300	315
Citigroup, Inc.
4.40%, 6/10/2025	865	970
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	1,835	1,849
4.30%, 11/20/2026	1,200	1,360
6.63%, 1/15/2028	250	320
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,738
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	1,000	1,125
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	2,145	2,150
8.13%, 7/15/2039	223	374
Citizens Bank NA 3.70%, 3/29/2023	720	761
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	874
3.75%, 7/21/2026	945	1,040
5.80%, 9/30/2110 (a)	500	686
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	1,250	1,378
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	500	512
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	1,500	1,481
2.81%, 1/11/2041 (a)	470	430
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	2,110	2,121
Discover Bank
3.35%, 2/6/2023	343	359
4.25%, 3/13/2026	1,205	1,357
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,125
4.25%, 8/18/2025	939	1,042
3.90%, 5/25/2026	200	223
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	1,005
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,217
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,137
6.10%, 1/14/2042	700	985
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	714
KeyBank NA 3.18%, 5/22/2022	729	750
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	633
4.58%, 12/10/2025	400	451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	985
4.38%, 3/22/2028	475	543
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.41%, 3/7/2024	1,260	1,357
3.75%, 7/18/2039	760	841
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	907

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,043
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	745
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	800	884
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	1,025	1,097
2.65%, 1/14/2041 (a)	525	474
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	480	524
4.80%, 4/5/2026	2,010	2,311
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	290	336
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	960
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	640	725
Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	945	991
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	388
Santander UK Group Holdings plc (United Kingdom) 3.57%, 1/10/2023	200	204
Societe Generale SA (France)
5.00%, 1/17/2024 (a)	370	405
3.88%, 3/28/2024 (a)	815	882
2.63%, 10/16/2024 (a)	1,000	1,051
4.25%, 8/19/2026 (a)	1,950	2,148
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	2,205	2,193
3.00%, 1/22/2030 (a)	835	859
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	700	771
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	400	422
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	570	600
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	485	480
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	200	220
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	500	548
1.47%, 7/8/2025	542	550
2.63%, 7/14/2026	872	925
3.04%, 7/16/2029	1,315	1,393
SVB Financial Group Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (c) (d) (e)	1,730	1,757
Truist Bank 3.30%, 5/15/2026	400	440
Truist Financial Corp. 4.00%, 5/1/2025	265	295
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	905	919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	665	665
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	200	223
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	300	358
US Bancorp 7.50%, 6/1/2026	1,277	1,650
Wells Fargo & Co.
4.48%, 1/16/2024	702	773
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	905	928
4.10%, 6/3/2026	637	717
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	3,570	3,881

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,120	1,117
4.65%, 11/4/2044	1,180	1,398
4.40%, 6/14/2046	300	347
4.75%, 12/7/2046	325	395
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	690	746

		114,314

Beverages — 0.7%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	3,945	4,700
4.90%, 2/1/2046	2,235	2,679
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	82
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.35%, 6/1/2040	800	913
4.44%, 10/6/2048	780	886
4.50%, 6/1/2050	1,050	1,204
4.60%, 6/1/2060	375	431
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	790	811
1.85%, 9/1/2032	675	633
Constellation Brands, Inc.
4.40%, 11/15/2025	325	370
5.25%, 11/15/2048	220	282
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	280
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	1,069
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	500	530
4.42%, 5/25/2025	149	168
3.43%, 6/15/2027	250	275
4.99%, 5/25/2038	215	266

		15,579

Biotechnology — 0.6%
AbbVie, Inc.
3.45%, 3/15/2022	937	956
2.80%, 3/15/2023	525	543
3.85%, 6/15/2024	443	482
3.20%, 11/21/2029	1,832	1,964
4.05%, 11/21/2039	1,809	2,023
4.63%, 10/1/2042	480	571
4.40%, 11/6/2042	790	916
4.45%, 5/14/2046	190	222
Baxalta, Inc.
3.60%, 6/23/2022	149	154
5.25%, 6/23/2045	50	64
Biogen, Inc.
2.25%, 5/1/2030	1,150	1,134
3.15%, 5/1/2050	310	289
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	1,145
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,190

		11,653

Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	327
6.50%, 8/15/2032	600	785

		1,112

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	275
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	509
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (a)	795	832
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	371
4.85%, 3/29/2029	411	478
4.70%, 9/20/2047	427	499
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	1,395	1,451
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	1,025	1,030
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	439
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (a)	729	742
3.80%, 6/9/2023	800	850
3.75%, 3/26/2025	340	369
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	261
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	490	503
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,060	1,038
4.28%, 1/9/2028 (a)	1,162	1,293
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	840	852
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,000	1,014
3.30%, 11/16/2022	1,000	1,039
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,260

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	793
FMR LLC 6.45%, 11/15/2039 (a)	500	709
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,591
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (d) (e)	715	716
3.50%, 11/16/2026	469	512
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,903
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	3,776	4,175
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	505	573
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	840
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	1,008
6.75%, 10/1/2037	685	977
Invesco Finance plc 3.75%, 1/15/2026	390	432
Jefferies Group LLC 6.45%, 6/8/2027	749	937
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	1,000	1,113
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	575	559
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	510	505
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	700	823
Morgan Stanley
4.00%, 7/23/2025	2,873	3,212
3.88%, 1/27/2026	946	1,060
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	985	1,030
3.63%, 1/20/2027	3,430	3,820
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	440	415
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,516
4.30%, 1/27/2045	485	574
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,148
2.68%, 7/16/2030	700	696
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (a)	269	277
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	200	206
4.13%, 9/24/2025 (a)	300	336
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	965	1,019
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	1,480	1,423

		51,003

Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	150	181
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,254
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	300	342
2.30%, 11/1/2030 (a)	2,030	1,993
5.00%, 9/26/2048	365	450
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	200
4.13%, 3/15/2035	455	511
5.00%, 4/1/2049	230	293
PPG Industries, Inc. 1.20%, 3/15/2026	590	589
Union Carbide Corp. 7.75%, 10/1/2096	850	1,366

		7,179

Commercial Services & Supplies — 0.1%
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	347
Republic Services, Inc. 1.45%, 2/15/2031	910	837

		1,184

Construction & Engineering — 0.1%
Quanta Services, Inc. 2.90%, 10/1/2030	1,440	1,482

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (a)	417	459
5.13%, 5/18/2045 (a)	893	1,127
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	846

		2,432

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.45%, 12/16/2021	600	611
3.95%, 2/1/2022	775	790
4.50%, 9/15/2023	2,420	2,599
2.88%, 8/14/2024	600	628
6.50%, 7/15/2025	246	288
1.75%, 1/30/2026	860	847
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	2,000	2,049
5.50%, 1/15/2023 (a)	4,115	4,367
5.50%, 1/15/2026 (a)	1,000	1,124
2.13%, 2/21/2026 (a)	620	613
4.25%, 4/15/2026 (a)	1,200	1,291
4.38%, 5/1/2026 (a)	820	884
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,153
4.20%, 10/29/2025	250	281
General Motors Financial Co., Inc.
1.25%, 1/8/2026	2,211	2,194
2.35%, 1/8/2031	1,190	1,153
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	3,550	3,732
4.50%, 3/15/2023 (a)	235	247
5.50%, 2/15/2024 (a)	900	989

		25,840

Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	1,246	1,244
Packaging Corp. of America 4.05%, 12/15/2049	845	948
WRKCo, Inc.
3.75%, 3/15/2025	400	440
3.90%, 6/1/2028	170	190

		2,822

Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	585
University of Southern California Series A, 3.23%, 10/1/2120	570	527

		1,112

Diversified Financial Services — 0.6%
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,215	1,326
GE Capital Funding LLC 4.40%, 5/15/2030	540	621
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,583	4,165
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	1,436	1,533
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	539	561
Mitsubishi HC Capital, Inc. (Japan) 2.65%, 9/19/2022 (a)	606	621
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	568
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,341
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (a)	513	628

		12,364

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,423
1.65%, 2/1/2028	1,000	986
3.50%, 6/1/2041	646	648
3.55%, 9/15/2055 (a)	2,487	2,352
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	335	340
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	232	277
Qwest Corp. 6.75%, 12/1/2021	741	761
Verizon Communications, Inc.
2.63%, 8/15/2026	306	325
2.10%, 3/22/2028	1,495	1,515
4.33%, 9/21/2028	962	1,106
4.40%, 11/1/2034	1,895	2,213
4.27%, 1/15/2036	1,445	1,668
2.65%, 11/20/2040	988	910
3.40%, 3/22/2041	1,060	1,078
4.86%, 8/21/2046	396	491
4.67%, 3/15/2055	400	493
2.99%, 10/30/2056	545	486
3.70%, 3/22/2061	1,045	1,055

		19,127

Electric Utilities — 2.2%
Alabama Power Co. 6.13%, 5/15/2038	239	332
Arizona Public Service Co. 5.05%, 9/1/2041	200	251
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	399
2.90%, 6/15/2050	450	429
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	1,234	1,352
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	152
Duke Energy Progress LLC
4.10%, 5/15/2042	273	313
4.10%, 3/15/2043	125	143

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	818
Edison International
3.55%, 11/15/2024	1,591	1,710
5.75%, 6/15/2027	400	459
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	801
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (a)	265	301
3.63%, 5/25/2027 (a)	740	814
Entergy Arkansas LLC
3.50%, 4/1/2026	175	193
2.65%, 6/15/2051	415	376
Entergy Corp. 2.95%, 9/1/2026	336	359
Entergy Louisiana LLC
3.05%, 6/1/2031	629	672
2.90%, 3/15/2051	490	465
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,781
Evergy, Inc. 2.90%, 9/15/2029	985	1,017
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	268
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	539
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,050
Series IO, 8.05%, 7/7/2024	350	429
ITC Holdings Corp.
2.70%, 11/15/2022	900	927
2.95%, 5/14/2030 (a)	440	458
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	621
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	721	867
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	350
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	143
5.45%, 5/15/2041	305	396
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	493	532
1.96%, 6/27/2030 (a)	1,000	975
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	710	723
2.45%, 12/2/2027 (a)	795	799
4.45%, 6/15/2029 (a)	615	671
OGE Energy Corp. 0.70%, 5/26/2023	560	560
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	675
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	138
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021 (c)	3,005	3,012
1.75%, 6/16/2022	4,500	4,501
1.37%, 3/10/2023	2,135	2,137
3.45%, 7/1/2025	795	834
2.95%, 3/1/2026	500	512
4.20%, 6/1/2041	695	668
3.75%, 8/15/2042 (f)	308	274
4.30%, 3/15/2045	525	486
PECO Energy Co. 2.80%, 6/15/2050	410	392
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	156
Pepco Holdings LLC 7.45%, 8/15/2032	316	438
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,568
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	210
Progress Energy, Inc. 7.00%, 10/30/2031	300	410
Public Service Co. of Colorado 3.55%, 6/15/2046	214	223
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,480
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	416
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	434
Series 08-A, 5.95%, 2/1/2038	200	258
4.05%, 3/15/2042	552	577
Southwestern Public Service Co. 4.50%, 8/15/2041	200	240
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	396

		45,880

Electrical Equipment — 0.0% (b)
Eaton Corp.
7.63%, 4/1/2024	300	356
4.00%, 11/2/2032	170	196

		552

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	200
3.25%, 9/8/2024	219	235
3.88%, 1/12/2028	442	489
Corning, Inc. 3.90%, 11/15/2049	1,043	1,138

		2,062

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	372
Halliburton Co. 4.75%, 8/1/2043	540	605
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	13	15
3.90%, 5/17/2028 (a)	1,126	1,241
Schlumberger Investment SA 2.65%, 6/26/2030	800	824

		3,057

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,126
Walt Disney Co. (The)
8.88%, 4/26/2023	430	498
6.20%, 12/15/2034	100	139

		1,763

Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	150
2.00%, 5/18/2032	980	933
4.00%, 2/1/2050	653	712
American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	548
American Tower Corp.
5.00%, 2/15/2024	974	1,085
3.38%, 10/15/2026	312	341
1.50%, 1/31/2028	1,215	1,176
2.90%, 1/15/2030	350	362
2.10%, 6/15/2030	630	609
1.88%, 10/15/2030	1,090	1,035
3.70%, 10/15/2049	935	962
3.10%, 6/15/2050	496	461
2.95%, 1/15/2051	324	295
Boston Properties LP
3.20%, 1/15/2025	532	571
3.65%, 2/1/2026	483	534
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	435
2.25%, 4/1/2028	840	835
Crown Castle International Corp.
4.00%, 3/1/2027	264	295
2.25%, 1/15/2031	1,235	1,194
Digital Realty Trust LP 3.70%, 8/15/2027	252	282
Duke Realty LP
3.25%, 6/30/2026	239	259
2.88%, 11/15/2029	380	395
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,203
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,987
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	1,604	1,675
2.00%, 3/15/2031	610	577
Healthpeak Properties, Inc.
3.40%, 2/1/2025	17	18
3.50%, 7/15/2029	772	843
Life Storage LP 4.00%, 6/15/2029	859	948
Mid-America Apartments LP 3.95%, 3/15/2029	920	1,029
National Retail Properties, Inc.
4.00%, 11/15/2025	783	867
4.30%, 10/15/2028	620	698
Office Properties Income Trust 4.00%, 7/15/2022	784	809
Prologis LP 3.00%, 4/15/2050	905	873
Realty Income Corp. 1.80%, 3/15/2033	530	490
Regency Centers LP 2.95%, 9/15/2029	745	769
Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,905
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	453
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	1,320	1,400
SITE Centers Corp. 4.70%, 6/1/2027	330	368
UDR, Inc.
2.95%, 9/1/2026	382	409
3.00%, 8/15/2031	305	315
2.10%, 8/1/2032	640	604
Ventas Realty LP
3.50%, 2/1/2025	242	262
4.13%, 1/15/2026	114	128
3.25%, 10/15/2026	292	318
3.85%, 4/1/2027	554	618
Welltower, Inc.
2.70%, 2/15/2027	414	440
6.50%, 3/15/2041	350	482
WP Carey, Inc.
4.25%, 10/1/2026	350	394
2.25%, 4/1/2033	1,180	1,111

		36,462

Food & Staples Retailing — 0.4%
7-Eleven, Inc.
1.30%, 2/10/2028 (a)	565	545
2.50%, 2/10/2041 (a)	574	516
Alimentation Couche-Tard, Inc. (Canada)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.44%, 5/13/2041 (a)	1,275	1,274
3.80%, 1/25/2050 (a)	810	831
3.63%, 5/13/2051 (a)	1,420	1,427
CVS Pass-Through Trust
5.93%, 1/10/2034 (a)	804	960
Series 2013, 4.70%, 1/10/2036 (a)	618	696
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,353

		7,602

Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,564
Campbell Soup Co. 3.13%, 4/24/2050	315	297
Cargill, Inc. 2.13%, 4/23/2030 (a)	1,417	1,408
Conagra Brands, Inc. 5.30%, 11/1/2038	220	272
General Mills, Inc. 3.00%, 2/1/2051 (a)	451	436
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	173
Mondelez International, Inc. 1.50%, 5/4/2025	370	378
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	1,500	1,496
Tyson Foods, Inc.
4.88%, 8/15/2034	300	368
5.15%, 8/15/2044	210	264

		6,656

Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	430	430
4.15%, 1/15/2043	828	947
4.13%, 10/15/2044	125	142
Boston Gas Co. 4.49%, 2/15/2042 (a)	308	353
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	494
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	807	845
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	653	655
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	491
4.80%, 3/15/2047 (a)	367	433

		4,790

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	476
Becton Dickinson and Co. 4.67%, 6/6/2047	600	718
Boston Scientific Corp. 4.00%, 3/1/2029	535	601
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,038

		2,833

Health Care Providers & Services — 1.0%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	709
Aetna, Inc. 6.75%, 12/15/2037	440	633
Anthem, Inc.
4.63%, 5/15/2042	500	595
4.65%, 1/15/2043	535	641
4.65%, 8/15/2044	100	120
Ascension Health Series B, 2.53%, 11/15/2029	430	446
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	797
Children’s Hospital Series 2020, 2.93%, 7/15/2050	650	618
Children’s Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	528
Cigna Corp. 4.50%, 2/25/2026	300	343
CommonSpirit Health
1.55%, 10/1/2025	555	561
2.78%, 10/1/2030	550	562
3.91%, 10/1/2050	545	572
CVS Health Corp.
4.30%, 3/25/2028	440	504
3.25%, 8/15/2029	895	963
1.88%, 2/28/2031	1,238	1,180
2.70%, 8/21/2040	470	438
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,357
HCA, Inc.
5.25%, 6/15/2026	1,680	1,953
5.13%, 6/15/2039	725	882
5.50%, 6/15/2047	190	239
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	274
Memorial Health Services 3.45%, 11/1/2049	1,340	1,407
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	242
MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	318

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	165
Texas Health Resources 4.33%, 11/15/2055	300	376
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	882
3.25%, 5/15/2051	560	572
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	690	682
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	692

		20,251

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 4.70%, 12/9/2035	700	848
Starbucks Corp. 2.55%, 11/15/2030	780	790

		1,638

Household Durables — 0.0% (b)
Lennar Corp. 4.50%, 4/30/2024	365	400

Household Products — 0.0% (b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	700	714

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	1,015
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	267
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	430

		1,712

Industrial Conglomerates — 0.1%
General Electric Co.
3.63%, 5/1/2030	780	856
5.88%, 1/14/2038	95	126
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,345
2.00%, 6/30/2030	570	551

		2,878

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (a)	445	486
3.20%, 9/16/2040 (a)	520	518
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	731
American International Group, Inc. 3.88%, 1/15/2035	605	667
Assurant, Inc. 4.20%, 9/27/2023	660	711
Athene Global Funding
0.95%, 1/8/2024 (a)	1,145	1,151
1.45%, 1/8/2026 (a)	865	864
2.95%, 11/12/2026 (a)	2,800	2,987
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,219
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,796
CNA Financial Corp. 3.95%, 5/15/2024	463	504
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (d) (e)	526	566
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	250
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	496
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	458
Intact US Holdings, Inc. 4.60%, 11/9/2022	500	525
Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	675	728
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	408	472
3.95%, 10/15/2050 (a)	900	940
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	124
Markel Corp. 3.50%, 11/1/2027	200	222
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	795	793
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	266	294
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (d) (e)	360	378
Prudential Financial, Inc. 3.91%, 12/7/2047	300	333
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	2,212
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	600	677

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	458

		21,560

IT Services — 0.1%
DXC Technology Co. 4.25%, 4/15/2024	478	520
Fiserv, Inc.
3.20%, 7/1/2026	395	429
4.40%, 7/1/2049	375	434
Global Payments, Inc. 4.15%, 8/15/2049	795	871

		2,254

Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	485
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,459
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	704
Xylem, Inc. 3.25%, 11/1/2026	197	216

		2,864

Media — 0.8%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	690
4.80%, 3/1/2050	1,475	1,618
3.70%, 4/1/2051	1,120	1,052
Comcast Corp.
3.95%, 10/15/2025	696	781
3.15%, 3/1/2026	740	808
3.55%, 5/1/2028	443	492
4.20%, 8/15/2034	555	644
4.60%, 10/15/2038	845	1,018
3.25%, 11/1/2039	715	737
3.45%, 2/1/2050	918	955
4.95%, 10/15/2058	620	819
Cox Communications, Inc.
4.60%, 8/15/2047 (a)	275	321
2.95%, 10/1/2050 (a)	635	569
Discovery Communications LLC
5.20%, 9/20/2047	175	206
4.00%, 9/15/2055 (a)	784	776
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	246
6.13%, 1/31/2046	200	266
Time Warner Cable LLC
6.55%, 5/1/2037	400	530
5.50%, 9/1/2041	359	432
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,044
ViacomCBS, Inc.
4.00%, 1/15/2026	792	881
4.85%, 7/1/2042	140	162
4.38%, 3/15/2043	464	505
5.85%, 9/1/2043	230	298

		15,850

Metals & Mining — 0.4%
Anglo American Capital plc (South Africa)
4.00%, 9/11/2027 (a)	500	556
2.63%, 9/10/2030 (a)	656	650
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	400
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	454	484
1.63%, 9/1/2025 (a)	1,325	1,337
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,499
Steel Dynamics, Inc. 3.45%, 4/15/2030	909	982
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	1,275	1,348

		8,256

Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 5/1/2028	235	266
Nordstrom, Inc. 4.25%, 8/1/2031 (a)	1,243	1,261

		1,527

Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	511
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	259
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	335
Series F, 5.25%, 8/1/2033	920	1,140
NiSource, Inc.
1.70%, 2/15/2031	740	690
5.80%, 2/1/2042	1,256	1,651
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	338
3.95%, 11/15/2041	379	409
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	563	563
3.25%, 6/15/2026	254	276

		6,172

Oil, Gas & Consumable Fuels — 2.6%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	819
Boardwalk Pipelines LP 4.80%, 5/3/2029	410	467
BP Capital Markets America, Inc.
1.75%, 8/10/2030	1,070	1,026
2.94%, 6/4/2051	1,995	1,844
BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	497

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Buckeye Partners LP 5.85%, 11/15/2043	770	747
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,033
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,490	1,712
5.13%, 6/30/2027	605	702
Chevron USA, Inc. 6.00%, 3/1/2041	999	1,431
Cimarex Energy Co. 3.90%, 5/15/2027	935	1,027
ConocoPhillips 2.40%, 2/15/2031 (a)	505	507
Diamondback Energy, Inc.
4.75%, 5/31/2025	1,085	1,228
3.25%, 12/1/2026	570	614
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	244
4.13%, 1/16/2025	533	558
Enable Midstream Partners LP
4.95%, 5/15/2028	325	368
4.15%, 9/15/2029	594	640
5.00%, 5/15/2044 (f)	620	646
Energy Transfer LP
4.75%, 1/15/2026	1,191	1,336
3.90%, 7/15/2026	244	267
6.10%, 2/15/2042	400	476
5.30%, 4/1/2044	170	188
6.25%, 4/15/2049	800	998
5.00%, 5/15/2050	500	552
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	1,156
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	514
3.70%, 2/15/2026	506	562
Exxon Mobil Corp.
2.99%, 3/19/2025	1,410	1,522
3.00%, 8/16/2039	895	894
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	775	776
4.32%, 12/30/2039 (a)	545	547
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,100	1,086
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	535	546
2.60%, 10/15/2025 (a)	650	670
Hess Corp. 6.00%, 1/15/2040	510	638
HollyFrontier Corp.
2.63%, 10/1/2023	1,275	1,318
5.88%, 4/1/2026	577	666
Kinder Morgan, Inc.
2.00%, 2/15/2031	590	558
3.25%, 8/1/2050	650	596
Magellan Midstream Partners LP
3.20%, 3/15/2025	353	374
5.15%, 10/15/2043	600	723
Marathon Petroleum Corp.
4.50%, 5/1/2023	304	326
3.63%, 9/15/2024	200	216
4.70%, 5/1/2025	180	204
MPLX LP
4.13%, 3/1/2027	259	290
2.65%, 8/15/2030	524	521
4.50%, 4/15/2038	338	375
5.20%, 3/1/2047	323	380
5.20%, 12/1/2047	585	684
ONEOK Partners LP
3.38%, 10/1/2022	151	156
5.00%, 9/15/2023	334	362
6.65%, 10/1/2036	350	459
ONEOK, Inc. 3.40%, 9/1/2029	615	647
Phillips 66 Partners LP 3.15%, 12/15/2029	985	1,021
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	988
Plains All American Pipeline LP
5.15%, 6/1/2042	460	490
4.70%, 6/15/2044	610	624
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	202
1.63%, 11/24/2025 (a)	278	282
Spectra Energy Partners LP 5.95%, 9/25/2043	452	593
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,674
TC PipeLines LP 3.90%, 5/25/2027	391	431
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	930	947
Texas Eastern Transmission LP
2.80%, 10/15/2022 (a)	554	567
3.50%, 1/15/2028 (a)	90	97
Total Capital International SA (France)
2.99%, 6/29/2041	1,200	1,184
3.46%, 7/12/2049	815	846
3.13%, 5/29/2050	1,180	1,142
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	455
Valero Energy Corp.
2.70%, 4/15/2023	735	764
1.20%, 3/15/2024	920	931
2.15%, 9/15/2027	830	834
7.50%, 4/15/2032	175	240
Williams Cos., Inc. (The)
3.90%, 1/15/2025	512	561

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.85%, 3/1/2048	409	473

		53,039

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,950

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	437
4.00%, 9/18/2042	240	275
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	545	643
5.00%, 8/15/2045	740	970
Mylan, Inc. 5.40%, 11/29/2043	520	626
Royalty Pharma plc
0.75%, 9/2/2023 (a)	945	946
1.20%, 9/2/2025 (a)	840	834
1.75%, 9/2/2027 (a)	840	832
3.30%, 9/2/2040 (a)	400	388
3.55%, 9/2/2050 (a)	410	393
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,871
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	895	1,069
3.03%, 7/9/2040	615	602
3.18%, 7/9/2050	590	565
3.38%, 7/9/2060	415	404
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	332
Viatris, Inc. 3.85%, 6/22/2040 (a)	567	586
Zoetis, Inc. 2.00%, 5/15/2030	760	742

		12,515

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	582
4.38%, 9/1/2042	375	448
5.15%, 9/1/2043	769	1,016
3.55%, 2/15/2050	465	502
CSX Corp.
5.50%, 4/15/2041	150	196
4.75%, 5/30/2042	191	235
4.75%, 11/15/2048	600	739
3.35%, 9/15/2049	95	96
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	574
Kansas City Southern 4.70%, 5/1/2048	712	850
Norfolk Southern Corp. 4.05%, 8/15/2052	600	679
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,131	1,212
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	1,105	1,105

		8,234

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 4.50%, 12/5/2036	300	346
Broadcom, Inc.
4.25%, 4/15/2026	1,000	1,120
1.95%, 2/15/2028 (a)	2,500	2,478
4.11%, 9/15/2028	1,838	2,031
4.75%, 4/15/2029	1,575	1,801
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	1,290	1,292
0.98%, 9/1/2024 (a)	1,400	1,402
NXP BV (China)
2.50%, 5/11/2031 (a)	1,405	1,412
3.25%, 5/11/2041 (a)	1,445	1,445

		13,327

Software — 0.4%
Citrix Systems, Inc. 1.25%, 3/1/2026	375	370
Microsoft Corp.
3.50%, 2/12/2035	291	329
2.92%, 3/17/2052	1,118	1,119
3.04%, 3/17/2062	268	270
Oracle Corp.
2.30%, 3/25/2028	1,405	1,436
4.30%, 7/8/2034	82	93
3.80%, 11/15/2037	500	531
3.60%, 4/1/2040	1,600	1,630
3.65%, 3/25/2041	1,155	1,177
4.38%, 5/15/2055	900	986

		7,941

Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	690	642
Lowe’s Cos., Inc.
3.65%, 4/5/2029	418	462
2.63%, 4/1/2031	2,760	2,805
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	480

		4,389

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	1,130	1,209
3.85%, 8/4/2046	569	644
3.75%, 11/13/2047	150	170
Dell International LLC
5.45%, 6/15/2023 (a)	485	528
6.02%, 6/15/2026 (a)	1,410	1,680
HP, Inc. 3.00%, 6/17/2027	665	714

		4,945

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	800	884
1.00%, 1/20/2026 (a)	1,005	994
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	690	695
3.38%, 12/2/2026	400	439
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	730	708

		3,720

Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,610
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	767
3.73%, 9/25/2040	520	489
4.54%, 8/15/2047	265	265
3.98%, 9/25/2050	815	757
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	130

		4,018

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.38%, 7/1/2025	476	511
2.88%, 1/15/2026	1,000	1,048
3.75%, 6/1/2026	526	569
1.88%, 8/15/2026	960	956
3.25%, 10/1/2029	2,080	2,118
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	490	514
5.50%, 12/15/2024 (a)	1,047	1,180
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	450	459
3.50%, 10/10/2024 (a)	310	331
International Lease Finance Corp. 5.88%, 8/15/2022	506	537

		8,223

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	874
3.45%, 5/1/2050	1,096	1,127

		2,001

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	958
4.38%, 4/22/2049	441	521
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	626
T-Mobile USA, Inc.
1.50%, 2/15/2026	2,105	2,110
3.75%, 4/15/2027	2,275	2,500
2.05%, 2/15/2028	1,550	1,543
3.88%, 4/15/2030	1,980	2,170
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	625
4.88%, 6/19/2049	1,105	1,332

		12,385

TOTAL CORPORATE BONDS (Cost $603,213)		635,736

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	600
1.13%, 5/15/2040	1,615	1,346
3.88%, 8/15/2040	10,235	13,079
1.88%, 2/15/2041	6,600	6,250
2.75%, 11/15/2042	3,800	4,143
3.63%, 8/15/2043	5,214	6,506
3.75%, 11/15/2043	238	303
3.63%, 2/15/2044	7,780	9,732
3.00%, 11/15/2044	8,200	9,314
2.88%, 8/15/2045	2,300	2,562
2.25%, 8/15/2046	11,193	11,108
3.13%, 5/15/2048	3,757	4,399
2.25%, 8/15/2049	5,365	5,310
2.38%, 11/15/2049	3,700	3,763
2.00%, 2/15/2050	5,329	4,990
1.25%, 5/15/2050	6,080	4,712
1.38%, 8/15/2050	565	452
1.63%, 11/15/2050	8,500	7,262
1.88%, 2/15/2051	18,645	16,952
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	462
3.63%, 4/15/2028	799	1,780
2.50%, 1/15/2029	300	480
U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	2,453	2,941
U.S. Treasury Notes
2.13%, 5/15/2022	30,000	30,587
1.75%, 7/15/2022	5,000	5,093
1.63%, 8/31/2022	3,000	3,057
2.00%, 10/31/2022	1,650	1,694
1.50%, 2/28/2023	3,000	3,071
1.75%, 5/15/2023	2,221	2,290
2.13%, 3/31/2024	30,000	31,565
2.50%, 5/15/2024	8,840	9,414
1.88%, 8/31/2024	569	596
2.25%, 11/15/2024	400	425
1.75%, 12/31/2024	13,555	14,175
2.88%, 4/30/2025	21,212	23,138
0.38%, 12/31/2025	10,000	9,846

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
0.50%, 2/28/2026	4,820	4,763
1.75%, 12/31/2026	10,154	10,599
0.38%, 9/30/2027	4,690	4,472
0.75%, 1/31/2028	4,500	4,368
1.25%, 3/31/2028	9,090	9,097
1.25%, 4/30/2028	17,110	17,105
1.63%, 8/15/2029	130	132
0.63%, 8/15/2030	970	892
0.88%, 11/15/2030	2,800	2,628
U.S. Treasury STRIPS Bonds
3.95%, 2/15/2022 (g)	5,793	5,791
2.63%, 5/15/2022 (g)	9,795	9,790
3.26%, 8/15/2022 (g)	1,905	1,903
2.21%, 11/15/2022 (g)	18,375	18,343
3.73%, 2/15/2023 (g)	38,462	38,376
3.20%, 5/15/2023 (g)	14,070	14,033
2.46%, 8/15/2023 (g)	13,900	13,844
2.71%, 11/15/2023 (g)	1,052	1,046
1.89%, 2/15/2024 (g)	11,355	11,271
1.74%, 8/15/2024 (g)	20,600	20,329
7.45%, 5/15/2026 (g)	1,500	1,435
3.76%, 8/15/2026 (g)	1,592	1,513
2.41%, 11/15/2041 (g)	500	306

TOTAL U.S. TREASURY OBLIGATIONS (Cost $441,408)		445,433

MORTGAGE-BACKED SECURITIES — 17.4%
FHLMC
Pool # 846812, ARM, 2.41%, 4/1/2030 (h)	5	5
Pool # 781087, ARM, 2.36%, 12/1/2033 (h)	129	131
Pool # 1B1665, ARM, 2.07%, 4/1/2034 (h)	101	102
Pool # 847356, ARM, 2.69%, 12/1/2034 (h)	52	52
Pool # 782979, ARM, 2.37%, 1/1/2035 (h)	120	128
Pool # 1Q0025, ARM, 2.21%, 2/1/2036 (h)	41	44
Pool # 848431, ARM, 2.41%, 2/1/2036 (h)	65	69
Pool # 1L1286, ARM, 2.37%, 5/1/2036 (h)	20	21
Pool # 848365, ARM, 2.56%, 7/1/2036 (h)	65	69
Pool # 1A1096, ARM, 1.98%, 10/1/2036 (h)	113	118
Pool # 1G2539, ARM, 2.15%, 10/1/2036 (h)	11	11
Pool # 1J1348, ARM, 2.74%, 10/1/2036 (h)	67	68
Pool # 1G2671, ARM, 2.07%, 11/1/2036 (h)	86	87
Pool # 782760, ARM, 2.49%, 11/1/2036 (h)	103	110
Pool # 1J1634, ARM, 2.27%, 12/1/2036 (h)	69	73
Pool # 1J0282, ARM, 2.26%, 2/1/2037 (h)	41	41
Pool # 1Q0739, ARM, 2.15%, 3/1/2037 (h)	99	104
Pool # 848699, ARM, 2.55%, 7/1/2040 (h)	167	176
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	170	182
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	18	21
Pool # G01448, 7.00%, 8/1/2032	42	49
Pool # A13625, 5.50%, 10/1/2033	183	213
Pool # A16107, 6.00%, 12/1/2033	69	78
Pool # A17537, 6.00%, 1/1/2034	79	94
Pool # A61572, 5.00%, 9/1/2034	468	536
Pool # A28796, 6.50%, 11/1/2034	97	114
Pool # G03369, 6.50%, 1/1/2035	195	220
Pool # A46987, 5.50%, 7/1/2035	409	472
Pool # G01919, 4.00%, 9/1/2035	190	208
Pool # C02641, 7.00%, 10/1/2036	79	93
Pool # C02660, 6.50%, 11/1/2036	125	148
Pool # A93383, 5.00%, 8/1/2040	291	331
Pool # A93511, 5.00%, 8/1/2040	324	370
Pool # G06493, 4.50%, 5/1/2041	1,389	1,554
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	39	44
Pool # G20027, 10.00%, 10/1/2030	7	8
Pool # U50105, 4.00%, 1/1/2032	334	359
Pool # U80254, 3.00%, 3/1/2033	361	381
Pool # P20409, 5.50%, 10/1/2033	83	92
Pool # P50201, 5.50%, 1/1/2034	53	57

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # U90975, 4.00%, 6/1/2042	1,328	1,461
Pool # U90673, 4.00%, 1/1/2043	348	384
Pool # U99134, 4.00%, 1/1/2046	6,789	7,491
Pool # U69030, 4.50%, 1/1/2046	2,601	2,874
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	2,520	2,693
FNMA
Pool # 470623, ARM, 0.91%, 3/1/2022 (h)	817	816
Pool # 54844, ARM, 2.25%, 9/1/2027 (h)	10	11
Pool # 303532, ARM, 3.91%, 3/1/2029 (h)	6	7
Pool # 555258, ARM, 1.65%, 1/1/2033 (h)	251	253
Pool # 722421, ARM, 1.66%, 7/1/2033 (h)	26	26
Pool # 686040, ARM, 2.49%, 7/1/2033 (h)	123	124
Pool # 722985, ARM, 2.53%, 7/1/2033 (h)	17	17
Pool # 746299, ARM, 2.39%, 9/1/2033 (h)	94	99
Pool # 749923, ARM, 2.28%, 11/1/2033 (h)	3	3
Pool # 766610, ARM, 2.06%, 1/1/2034 (h)	51	52
Pool # 920467, ARM, 2.87%, 2/1/2034 (h)	77	77
Pool # 770377, ARM, 1.67%, 4/1/2034 (h)	66	66
Pool # 751531, ARM, 2.33%, 5/1/2034 (h)	97	98
Pool # 782306, ARM, 2.17%, 7/1/2034 (h)	6	6
Pool # 790235, ARM, 2.14%, 8/1/2034 (h)	82	83
Pool # 735332, ARM, 2.32%, 8/1/2034 (h)	161	166
Pool # 791961, ARM, 1.56%, 9/1/2034 (h)	29	29
Pool # 725902, ARM, 2.15%, 9/1/2034 (h)	13	13
Pool # 803594, ARM, 2.02%, 10/1/2034 (h)	91	92
Pool # 803599, ARM, 2.10%, 10/1/2034 (h)	98	98
Pool # 896463, ARM, 2.63%, 10/1/2034 (h)	76	81
Pool # 806776, ARM, 1.81%, 11/1/2034 (h)	137	138
Pool # 806778, ARM, 1.96%, 11/1/2034 (h)	379	381
Pool # 810896, ARM, 1.76%, 1/1/2035 (h)	226	235
Pool # 802692, ARM, 2.00%, 1/1/2035 (h)	89	90
Pool # 816597, ARM, 1.92%, 2/1/2035 (h)	17	17
Pool # 735539, ARM, 2.33%, 4/1/2035 (h)	403	428
Pool # 745862, ARM, 2.40%, 4/1/2035 (h)	70	71
Pool # 821378, ARM, 1.52%, 5/1/2035 (h)	65	65
Pool # 823660, ARM, 1.97%, 5/1/2035 (h)	63	63
Pool # 745766, ARM, 2.05%, 6/1/2035 (h)	181	184
Pool # 843026, ARM, 1.78%, 9/1/2035 (h)	305	317
Pool # 832801, ARM, 2.08%, 9/1/2035 (h)	39	40
Pool # 849251, ARM, 2.13%, 1/1/2036 (h)	70	74
Pool # 895141, ARM, 1.82%, 7/1/2036 (h)	87	89
Pool # 900197, ARM, 2.58%, 10/1/2036 (h)	61	66
Pool # 966946, ARM, 2.16%, 1/1/2038 (h)	33	33
FNMA UMBS, 15 Year
Pool # 889634, 6.00%, 2/1/2023	63	65
Pool # 995381, 6.00%, 1/1/2024	20	20
Pool # 995425, 6.00%, 1/1/2024	50	52
Pool # AD0133, 5.00%, 8/1/2024	23	24
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	4	4
Pool # 555791, 6.50%, 12/1/2022	7	8
Pool # 255217, 4.50%, 4/1/2024	12	13
Pool # 888656, 6.50%, 4/1/2025	17	19
Pool # MA1138, 3.50%, 8/1/2032	412	440
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	1	1
Pool # 399269, 7.00%, 4/1/2026	4	4
Pool # 689977, 8.00%, 3/1/2027	29	32
Pool # 695533, 8.00%, 6/1/2027	11	13
Pool # 756024, 8.00%, 9/1/2028	34	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 755973, 8.00%, 11/1/2028	81	92
Pool # 455759, 6.00%, 12/1/2028	9	10
Pool # 252211, 6.00%, 1/1/2029	14	16
Pool # 459097, 7.00%, 1/1/2029	5	5
Pool # 889020, 6.50%, 11/1/2029	224	255
Pool # 598559, 6.50%, 8/1/2031	26	31
Pool # 622542, 5.50%, 9/1/2031	192	218
Pool # 788150, 6.00%, 3/1/2032	25	29
Pool # 649734, 7.00%, 6/1/2032	29	31
Pool # 675555, 6.00%, 12/1/2032	42	47
Pool # AL0045, 6.00%, 12/1/2032	236	279
Pool # 674349, 6.00%, 3/1/2033	11	13
Pool # 688625, 6.00%, 3/1/2033	20	23
Pool # 688655, 6.00%, 3/1/2033	9	10
Pool # 695584, 6.00%, 3/1/2033	5	6
Pool # 702901, 6.00%, 5/1/2033	79	94
Pool # 723852, 5.00%, 7/1/2033	81	92
Pool # 729296, 5.00%, 7/1/2033	217	247
Pool # 729379, 6.00%, 8/1/2033	17	19
Pool # 737825, 6.00%, 9/1/2033	29	34
Pool # 750977, 4.50%, 11/1/2033	55	60
Pool # 725017, 5.50%, 12/1/2033	327	380
Pool # 751341, 5.50%, 3/1/2034	40	45
Pool # 888568, 5.00%, 12/1/2034	7	8
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	2,338	2,774
Pool # 820347, 5.00%, 9/1/2035	59	68
Pool # 833657, 7.50%, 8/1/2036	37	42
Pool # 986648, 6.00%, 9/1/2037	109	130
Pool # 888892, 7.50%, 11/1/2037	33	38
Pool # 257510, 7.00%, 12/1/2038	100	121
Pool # AD0753, 7.00%, 1/1/2039	75	91
Pool # AT5891, 3.00%, 6/1/2043	2,346	2,518
Pool # AL7527, 4.50%, 9/1/2043	1,028	1,149
Pool # BM3500, 4.00%, 9/1/2047	3,304	3,657
Pool # BJ1778, 4.50%, 10/1/2047	1,130	1,232
Pool # BN9180, 4.00%, 6/1/2049	1,240	1,335
Pool # BK8753, 4.50%, 6/1/2049	2,407	2,627
Pool # BO1219, 4.50%, 6/1/2049	3,111	3,373
Pool # BO7077, 3.00%, 9/1/2049	3,107	3,268
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	4	4
Pool # 252409, 6.50%, 3/1/2029	42	47
Pool # 653815, 7.00%, 2/1/2033	8	8
Pool # 752786, 6.00%, 9/1/2033	58	65
Pool # 931717, 6.50%, 8/1/2039	253	289
FNMA, Other
Pool # 468102, 4.34%, 6/1/2021	5,000	5,000
Pool # AL0602, 4.14%, 7/1/2021 (h)	152	152
Pool # 470622, 2.75%, 3/1/2022	500	507
Pool # AM3789, 3.02%, 7/1/2023	2,164	2,256
Pool # AM7245, 2.95%, 8/1/2023	4,288	4,493
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,636
Pool # AM4628, 3.69%, 11/1/2023	1,448	1,554
Pool # AM4668, 3.76%, 11/1/2023	1,898	2,019
Pool # AM4716, 3.38%, 12/1/2023	1,887	2,025
Pool # AM7231, 2.92%, 12/1/2024	3,903	4,192
Pool # AM7589, 2.95%, 12/1/2024	1,505	1,618
Pool # AM7290, 2.97%, 12/1/2024	3,380	3,636

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AM7576, 3.04%, 12/1/2024	3,906		4,212
Pool # AM7124, 3.11%, 12/1/2024	2,440		2,636
Pool # 470300, 3.64%, 1/1/2025	879		963
Pool # AM3833, 3.25%, 7/1/2025	3,465		3,786
Pool # AM4991, 3.97%, 12/1/2025	1,666		1,868
Pool # AL6805, 3.78%, 1/1/2026 (h)	3,393		3,788
Pool # 468645, 4.54%, 7/1/2026	2,513		2,851
Pool # AM6448, 3.25%, 9/1/2026	9,533		10,545
Pool # AM7223, 3.11%, 12/1/2026	3,376		3,715
Pool # AM7118, 3.14%, 12/1/2026	2,690		2,964
Pool # AM7390, 3.26%, 12/1/2026	3,691		4,077
Pool # AM7265, 3.30%, 12/1/2026	3,782		4,192
Pool # AM7515, 3.34%, 2/1/2027	3,000		3,332
Pool # AM8803, 2.78%, 6/1/2027	4,779		5,206
Pool # AM8987, 2.79%, 6/1/2027	1,778		1,937
Pool # BL1040, 3.81%, 12/1/2028	3,000		3,475
Pool # BL4364, 2.24%, 11/1/2029	5,456		5,739
Pool # BL4333, 2.52%, 11/1/2029	6,146		6,592
Pool # AM7785, 3.17%, 2/1/2030	2,831		3,131
Pool # AM7516, 3.55%, 2/1/2030	2,000		2,254
Pool # AM8544, 3.08%, 4/1/2030	7,560		8,343
Pool # AM8889, 2.92%, 5/1/2030	8,000		8,713
Pool # AM8804, 3.10%, 5/1/2030	3,599		3,977
Pool # AM9020, 2.97%, 6/1/2030	3,794		4,157
Pool # BL9251, 1.45%, 10/1/2030	4,500		4,443
Pool # BL4315, 2.39%, 9/1/2031	4,550		4,798
Pool # AP9632, 4.00%, 10/1/2032	257		277
Pool # AP9762, 4.00%, 10/1/2032	494		535
Pool # AQ7084, 3.50%, 12/1/2032	591		636
Pool # AT2703, 3.50%, 5/1/2033	1,112		1,191
Pool # AT2954, 3.50%, 5/1/2033	724		776
Pool # AT4180, 3.50%, 5/1/2033	653		702
Pool # AT4939, 3.50%, 5/1/2033	637		685
Pool # 754922, 5.50%, 9/1/2033	68		76
Pool # 762520, 4.00%, 11/1/2033	324		344
Pool # AM8922, 3.03%, 6/1/2035	2,629		2,867
Pool # AM9188, 3.12%, 6/1/2035	7,000		7,738
Pool # 849215, 6.50%, 1/1/2036	19		21
Pool # 872740, 6.50%, 6/1/2036	49		52
Pool # 886320, 6.50%, 7/1/2036	18		19
Pool # 888796, 6.00%, 9/1/2037	64		71
Pool # AO7225, 4.00%, 7/1/2042	427		468
Pool # AO9352, 4.00%, 7/1/2042	579		639
Pool # MA1125, 4.00%, 7/1/2042	624		682
Pool # AR1397, 3.00%, 1/1/2043	1,198		1,281
Pool # MA1711, 4.50%, 12/1/2043	2,293		2,552
Pool # MA1828, 4.50%, 3/1/2044	1,729		1,913
Pool # BF0464, 3.50%, 3/1/2060	4,148		4,520
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 7/25/2036 (i)	5,320		5,489
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2051 (i)	15,000		15,529
TBA, 2.00%, 7/25/2051 (i)	24,330		24,519
TBA, 2.50%, 8/25/2051 (i)	32,695		33,699
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	—	(j)	—	(j)
Pool # 782507, 9.50%, 10/15/2024	1		1
Pool # 554108, 6.50%, 3/15/2028	38		43
Pool # 481872, 7.50%, 7/15/2028	3		3
Pool # 468149, 8.00%, 8/15/2028	3		3
Pool # 486537, 7.50%, 9/15/2028	8		9
Pool # 486631, 6.50%, 10/15/2028	3		4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 591882, 6.50%, 7/15/2032	14	15
Pool # 607645, 6.50%, 2/15/2033	30	34
Pool # 607724, 7.00%, 2/15/2033	33	38
Pool # 604209, 6.50%, 4/15/2033	36	40
Pool # 781614, 7.00%, 6/15/2033	55	67
Pool # BM2141, 5.00%, 7/15/2049	888	1,029
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	7	7
Pool # 2141, 8.00%, 12/20/2025	1	1
Pool # 2234, 8.00%, 6/20/2026	3	3
Pool # 2270, 8.00%, 8/20/2026	2	2
Pool # 2285, 8.00%, 9/20/2026	2	2
Pool # 2324, 8.00%, 11/20/2026	3	3
Pool # 2499, 8.00%, 10/20/2027	4	5
Pool # 2512, 8.00%, 11/20/2027	5	6
Pool # 2525, 8.00%, 12/20/2027	3	3
Pool # 2549, 7.50%, 2/20/2028	4	5
Pool # 2646, 7.50%, 9/20/2028	9	10
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	76	85
Pool # 4245, 6.00%, 9/20/2038	559	637
Pool # AK8806, 4.25%, 3/20/2045	1,379	1,552
Pool # BM2118, 4.50%, 6/20/2049	503	542
Pool # BO0535, 4.00%, 7/20/2049	1,633	1,752
Pool # BO8227, 5.00%, 7/20/2049	1,081	1,203
Pool # BO8228, 5.00%, 7/20/2049	404	445
Pool # BO8229, 5.00%, 7/20/2049	1,520	1,702
Pool # BM9734, 4.00%, 10/20/2049	3,862	4,165
Pool # BQ4115, 3.00%, 3/20/2050	4,926	5,142
Pool # MA7052, 2.50%, 12/20/2050	9,189	9,524
Pool # MA7136, 2.50%, 1/20/2051	23,397	24,243
Pool # 785294, 3.50%, 1/20/2051	4,927	5,418
Pool # CB1543, 3.00%, 2/20/2051	2,876	3,056
GNMA II, Other
Pool # AC0979, 3.95%, 4/20/2063 (h)	48	48
Pool # AC0973, 4.48%, 5/20/2063 (h)	12	13

TOTAL MORTGAGE-BACKED SECURITIES (Cost $348,919)		361,981

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3%
ACC 0.00%, 9/15/2022 ‡	4,450	4,450
Acre 6.25%, 12/22/2021 ‡	2,065	2,044
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,009	4,035
Series 2005-1CB, Class 1A6, IF, IO, 7.01%, 3/25/2035 ‡ (h)	523	80
Series 2005-22T1, Class A2, IF, IO, 4.98%, 6/25/2035 ‡ (h)	3,281	496
Series 2005-20CB, Class 3A8, IF, IO, 4.66%, 7/25/2035 ‡ (h)	1,375	179
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,415	1,411
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	60	40
Series 2005-37T1, Class A2, IF, IO, 4.96%, 9/25/2035 ‡ (h)	2,480	363
Series 2005-54CB, Class 1A2, IF, IO, 4.76%, 11/25/2035 ‡ (h)	2,308	331
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	917	866
Series 2005-57CB, Class 3A2, IF, IO, 5.01%, 12/25/2035 ‡ (h)	571	71
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	433	429
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	915	655
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	4
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	279	276
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	89	71
Series 2004-2, Class 30, PO, 9/20/2034 ‡	84	71

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (h)	64		66
Series 2005-E, Class 4A1, 2.97%, 3/20/2035 (h)	16		16
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	157		158
Series 2005-7, Class 30, PO, 11/25/2035 ‡	113		108
Series 2005-8, Class 30, PO, 1/25/2036 ‡	62		46
Series 2006-A, Class 3A2, 2.86%, 2/20/2036 (h)	147		143
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.53%, 2/25/2034 (h)	37		37
Bayview Financing Trust Series 2020-3F, Class A, 3.10%, 11/10/2022 ‡ (a) (h)	3,733		3,733
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 2.19%, 10/25/2033 (h)	34		34
Series 2004-1, Class 12A1, 2.79%, 4/25/2034 (h)	202		200
Series 2004-2, Class 14A, 2.70%, 5/25/2034 (h)	32		31
Series 2006-1, Class A1, 2.37%, 2/25/2036 (h)	494		512
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (h)	3,554		3,558
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2		—	(j)
Series 2004-HYB1, Class 2A, 2.58%, 5/20/2034 (h)	34		35
Series 2004-HYB3, Class 2A, 2.13%, 6/20/2034 (h)	187		191
Series 2004-7, Class 2A1, 2.45%, 6/25/2034 (h)	120		122
Series 2004-HYB6, Class A3, 2.77%, 11/20/2034 (h)	156		161
Series 2005-16, Class A23, 5.50%, 9/25/2035	252		220
Series 2005-22, Class 2A1, 2.61%, 11/25/2035 (h)	764		728
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	34		28
Series 2005-8, Class A, PO, 11/25/2035 ‡	54		46
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1		1
Series 2003-HYB1, Class A, 2.59%, 9/25/2033 (h)	25		25
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (h)	369		389
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	25		22
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	10		10
Series 2003-1, Class 2, PO, 10/25/2033 ‡	3		3
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	11		10
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	21		21
Series 2004-UST1, Class A6, 2.50%, 8/25/2034 (h)	12		12
Series 2005-1, Class 2A1A, 2.34%, 2/25/2035 (h)	160		154
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	160		166
Series 2005-5, Class 1A2, 2.89%, 8/25/2035 (h)	200		162
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (h) (k)	1,079		17
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.71%, 2/25/2033 (h)	232		235
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	58		60
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	109		95
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	802		807
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,691		1,702
CSMA SFR Holdings II 0.00%, 7/25/2023 ‡	2,965		2,962
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (h)	7,501		7,500
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	11		11
FHLMC, REMIC
Series 1144, Class KB, 8.50%, 9/15/2021	—	(j)	—	(j)
Series 1250, Class J, 7.00%, 5/15/2022	—	(j)	—	(j)
Series 1343, Class LB, 7.50%, 8/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 1370, Class JA, 1.25%, 9/15/2022 (h)	2		2
Series 2512, Class PG, 5.50%, 10/15/2022	25		26
Series 1455, Class WB, IF, 4.62%, 12/15/2022 (h)	3		3
Series 2535, Class BK, 5.50%, 12/15/2022	12		12

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1470, Class F, 1.41%, 2/15/2023 (h)	—	(j)	—	(j)
Series 2568, Class KG, 5.50%, 2/15/2023	40		41
Series 1466, Class PZ, 7.50%, 2/15/2023	14		14
Series 1498, Class I, 1.25%, 4/15/2023 (h)	18		18
Series 1502, Class PX, 7.00%, 4/15/2023	28		29
Series 1798, Class F, 5.00%, 5/15/2023	23		23
Series 1505, Class Q, 7.00%, 5/15/2023	3		4
Series 1518, Class G, IF, 8.89%, 5/15/2023 (h)	7		8
Series 1541, Class O, 1.02%, 7/15/2023 (h)	8		8
Series 2638, Class DS, IF, 8.50%, 7/15/2023 (h)	5		5
Series 1541, Class M, HB, IF, 25.87%, 7/15/2023 (h)	3		3
Series 1570, Class F, 1.88%, 8/15/2023 (h)	1		1
Series 1608, Class L, 6.50%, 9/15/2023	78		83
Series 1573, Class PZ, 7.00%, 9/15/2023	24		26
Series 2571, Class SK, HB, IF, 34.06%, 9/15/2023 (h)	11		13
Series 1591, Class PV, 6.25%, 10/15/2023	14		15
Series 1602, Class SA, HB, IF, 22.38%, 10/15/2023 (h)	8		10
Series 2710, Class HB, 5.50%, 11/15/2023	125		129
Series 1642, Class PJ, 6.00%, 11/15/2023	38		40
Series 2716, Class UN, 4.50%, 12/15/2023	86		89
Series 1638, Class H, 6.50%, 12/15/2023	55		58
Series 2283, Class K, 6.50%, 12/15/2023	21		23
Series 1700, Class GA, PO, 2/15/2024	1		1
Series 1865, Class D, PO, 2/15/2024	26		26
Series 1760, Class ZD, 1.08%, 2/15/2024 (h)	64		64
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	10		10
Series 1686, Class SH, IF, 18.98%, 2/15/2024 (h)	2		2
Series 1699, Class FC, 0.71%, 3/15/2024 (h)	2		2
Series 1709, Class FA, 0.73%, 3/15/2024 (h)	1		1
Series 1695, Class EB, 7.00%, 3/15/2024	13		13
Series 1706, Class K, 7.00%, 3/15/2024	34		36
Series 2033, Class SN, HB, IF, 29.74%, 3/15/2024 (h)	6		1
Series 2306, Class K, PO, 5/15/2024	7		7
Series 2306, Class SE, IF, IO, 9.02%, 5/15/2024 (h)	16		2
Series 1745, Class D, 7.50%, 8/15/2024	10		11
Series 3720, Class A, 4.50%, 9/15/2025	75		80
Series 3131, Class BK, 5.50%, 3/15/2026	274		293
Series 1829, Class ZB, 6.50%, 3/15/2026	7		7
Series 1863, Class Z, 6.50%, 7/15/2026	8		8
Series 1890, Class H, 7.50%, 9/15/2026	10		12
Series 1899, Class ZE, 8.00%, 9/15/2026	34		39
Series 3229, Class HE, 5.00%, 10/15/2026	286		304
Series 1963, Class Z, 7.50%, 1/15/2027	28		32
Series 1935, Class FL, 0.80%, 2/15/2027 (h)	2		2
Series 1981, Class Z, 6.00%, 5/15/2027	41		44
Series 1970, Class PG, 7.25%, 7/15/2027	3		3
Series 1987, Class PE, 7.50%, 9/15/2027	17		20
Series 2019, Class Z, 6.50%, 12/15/2027	38		43
Series 2038, Class PN, IO, 7.00%, 3/15/2028	32		4
Series 2040, Class PE, 7.50%, 3/15/2028	68		79
Series 4251, Class KW, 2.50%, 4/15/2028	3,684		3,852
Series 2043, Class CJ, 6.50%, 4/15/2028	9		11
Series 2054, Class PV, 7.50%, 5/15/2028	46		53
Series 2075, Class PM, 6.25%, 8/15/2028	105		118
Series 2075, Class PH, 6.50%, 8/15/2028	94		107
Series 2086, Class GB, 6.00%, 9/15/2028	26		29
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	46		4
Series 2095, Class PE, 6.00%, 11/15/2028	119		134

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2125, Class JZ, 6.00%, 2/15/2029	41	46
Series 2136, Class PG, 6.00%, 3/15/2029	47	54
Series 2132, Class SB, HB, IF, 30.07%, 3/15/2029 (h)	9	13
Series 2141, IO, 7.00%, 4/15/2029	13	1
Series 2169, Class TB, 7.00%, 6/15/2029	159	183
Series 2163, Class PC, IO, 7.50%, 6/15/2029	16	2
Series 2172, Class QC, 7.00%, 7/15/2029	107	125
Series 2176, Class OJ, 7.00%, 8/15/2029	78	91
Series 2201, Class C, 8.00%, 11/15/2029	39	45
Series 2209, Class TC, 8.00%, 1/15/2030	42	49
Series 2210, Class Z, 8.00%, 1/15/2030	77	93
Series 2224, Class CB, 8.00%, 3/15/2030	19	23
Series 2230, Class Z, 8.00%, 4/15/2030	48	58
Series 2234, Class PZ, 7.50%, 5/15/2030	34	40
Series 2247, Class Z, 7.50%, 8/15/2030	36	43
Series 2256, Class MC, 7.25%, 9/15/2030	48	57
Series 2259, Class ZM, 7.00%, 10/15/2030	71	84
Series 2262, Class Z, 7.50%, 10/15/2030	8	10
Series 2271, Class PC, 7.25%, 12/15/2030	80	95
Series 2296, Class PD, 7.00%, 3/15/2031	46	54
Series 2313, Class LA, 6.50%, 5/15/2031	36	41
Series 2325, Class PM, 7.00%, 6/15/2031	57	67
Series 2359, Class ZB, 8.50%, 6/15/2031	129	158
Series 2344, Class ZD, 6.50%, 8/15/2031	436	507
Series 2344, Class ZJ, 6.50%, 8/15/2031	39	46
Series 2345, Class NE, 6.50%, 8/15/2031	31	36
Series 2351, Class PZ, 6.50%, 8/15/2031	34	39
Series 2353, Class AZ, 6.00%, 9/15/2031	239	270
Series 2367, Class ME, 6.50%, 10/15/2031	72	82
Series 2396, Class FM, 0.55%, 12/15/2031 (h)	111	111
Series 2399, Class OH, 6.50%, 1/15/2032	96	109
Series 2399, Class TH, 6.50%, 1/15/2032	114	134
Series 2410, Class OE, 6.38%, 2/15/2032	31	33
Series 2410, Class NG, 6.50%, 2/15/2032	107	125
Series 2420, Class XK, 6.50%, 2/15/2032	158	186
Series 2464, Class SI, IF, IO, 7.90%, 2/15/2032 (h)	204	36
Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032 (h)	46	9
Series 2412, Class SP, IF, 15.90%, 2/15/2032 (h)	94	124
Series 2410, Class QS, IF, 19.24%, 2/15/2032 (h)	80	117
Series 2430, Class WF, 6.50%, 3/15/2032	209	247
Series 2423, Class MC, 7.00%, 3/15/2032	121	144
Series 2423, Class MT, 7.00%, 3/15/2032	104	124
Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032 (h)	83	15
Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032 (h)	66	12
Series 2435, Class CJ, 6.50%, 4/15/2032	151	177
Series 2434, Class TC, 7.00%, 4/15/2032	115	137
Series 2436, Class MC, 7.00%, 4/15/2032	72	82
Series 2455, Class GK, 6.50%, 5/15/2032	229	261
Series 2450, Class GZ, 7.00%, 5/15/2032	66	79
Series 2462, Class JG, 6.50%, 6/15/2032	103	121
Series 2466, Class PH, 6.50%, 6/15/2032	171	201
Series 2474, Class NR, 6.50%, 7/15/2032	97	112
Series 2484, Class LZ, 6.50%, 7/15/2032	118	141
Series 2500, Class MC, 6.00%, 9/15/2032	114	133
Series 2835, Class QO, PO, 12/15/2032	16	15
Series 2543, Class YX, 6.00%, 12/15/2032	210	244
Series 2544, Class HC, 6.00%, 12/15/2032	161	193
Series 2552, Class ME, 6.00%, 1/15/2033	237	278

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2567, Class QD, 6.00%, 2/15/2033	272	319
Series 2575, Class ME, 6.00%, 2/15/2033	597	694
Series 2596, Class QG, 6.00%, 3/15/2033	148	168
Series 2586, Class WI, IO, 6.50%, 3/15/2033	73	14
Series 2692, Class SC, IF, 13.08%, 7/15/2033 (h)	40	53
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,725
Series 3920, Class LP, 5.00%, 1/15/2034	589	678
Series 2744, Class PE, 5.50%, 2/15/2034	11	11
Series 3611, PO, 7/15/2034	39	37
Series 2990, Class UZ, 5.75%, 6/15/2035	1,465	1,697
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,506
Series 3014, Class OD, PO, 8/15/2035	40	36
Series 3085, Class WF, 0.90%, 8/15/2035 (h)	100	103
Series 3047, Class OD, 5.50%, 10/15/2035	738	827
Series 3074, Class BH, 5.00%, 11/15/2035	233	256
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,669
Series 3102, Class FB, 0.40%, 1/15/2036 (h)	101	102
Series 3102, Class HS, HB, IF, 24.20%, 1/15/2036 (h)	31	44
Series 3117, Class EO, PO, 2/15/2036	251	232
Series 3117, Class OK, PO, 2/15/2036	147	136
Series 3134, PO, 3/15/2036	37	36
Series 3152, Class MO, PO, 3/15/2036	198	185
Series 3122, Class ZB, 6.00%, 3/15/2036	26	39
Series 3138, PO, 4/15/2036	155	142
Series 3607, Class BO, PO, 4/15/2036	82	77
Series 3219, Class DI, IO, 6.00%, 4/15/2036	125	26
Series 3819, Class ZQ, 6.00%, 4/15/2036	783	929
Series 3149, Class SO, PO, 5/15/2036	28	25
Series 3233, Class OP, PO, 5/15/2036	53	49
Series 3171, Class MO, PO, 6/15/2036	30	29
Series 3179, Class OA, PO, 7/15/2036	138	124
Series 3194, Class SA, IF, IO, 7.00%, 7/15/2036 (h)	29	6
Series 3211, Class SO, PO, 9/15/2036	170	159
Series 3218, Class AO, PO, 9/15/2036	81	69
Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036 (h)	206	42
Series 3256, PO, 12/15/2036	111	102
Series 3261, Class OA, PO, 1/15/2037	133	122
Series 3260, Class CS, IF, IO, 6.04%, 1/15/2037 (h)	216	43
Series 3274, Class JO, PO, 2/15/2037	28	27
Series 3275, Class FL, 0.54%, 2/15/2037 (h)	36	36
Series 3290, Class SB, IF, IO, 6.35%, 3/15/2037 (h)	277	49
Series 3318, Class AO, PO, 5/15/2037	9	8
Series 3607, PO, 5/15/2037	167	152
Series 3315, Class HZ, 6.00%, 5/15/2037	181	210
Series 3326, Class JO, PO, 6/15/2037	9	9
Series 3331, PO, 6/15/2037	119	111
Series 3607, Class OP, PO, 7/15/2037	365	327
Series 4048, Class FJ, 0.52%, 7/15/2037 (h)	519	519
Series 3385, Class SN, IF, IO, 5.90%, 11/15/2037 (h)	36	6
Series 3387, Class SA, IF, IO, 6.32%, 11/15/2037 (h)	163	30
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (f)	1,069	8
Series 3404, Class SC, IF, IO, 5.90%, 1/15/2038 (h)	299	59
Series 3424, Class PI, IF, IO, 6.70%, 4/15/2038 (h)	234	56
Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038 (h)	323	61
Series 3511, Class SA, IF, IO, 5.90%, 2/15/2039 (h)	229	36
Series 3549, Class FA, 1.30%, 7/15/2039 (h)	26	26
Series 3621, Class BO, PO, 1/15/2040	119	110
Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,129
Series 3925, Class FL, 0.55%, 1/15/2041 (h)	222	223
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	143	154
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	425	455
Series 3957, Class B, 4.00%, 11/15/2041	171	189

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3966, Class NA, 4.00%, 12/15/2041	372		415
Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,129
Series 4822, Class ZB, 4.00%, 7/15/2048	3,906		4,215
FHLMC, STRIPS
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)
Series 233, Class 11, IO, 5.00%, 9/15/2035	267		50
Series 233, Class 13, IO, 5.00%, 9/15/2035	378		70
Series 299, Class 300, 3.00%, 1/15/2043	2,253		2,330
Series 310, PO, 9/15/2043	945		815
Series 323, Class 300, 3.00%, 1/15/2044	1,814		1,895
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.10%, 7/25/2032 (h)	254		285
Series T-76, Class 2A, 1.73%, 10/25/2037 (h)	733		745
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	175		222
Series T-54, Class 2A, 6.50%, 2/25/2043	991		1,174
Series T-54, Class 3A, 7.00%, 2/25/2043	274		328
Series T-58, Class A, PO, 9/25/2043	90		76
Series T-59, Class 1AP, PO, 10/25/2043	210		144
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.37%, 10/25/2034 (h)	173		178
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	452		328
Series 2007-FA4, Class 1A2, IF, IO, 5.56%, 8/25/2037 ‡ (h)	1,030		225
FMC GMSR Issuer Trust
3.69%, 2/25/2024	7,325		7,327
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (h)	5,000		5,040
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	85		100
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	170		201
Series 2004-W15, Class 2AF, 0.34%, 8/25/2044 (h)	240		238
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (h)	696		694
Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (h)	220		220
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	510		611
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	274		328
FNMA, REMIC
Series 2001-48, Class Z, 6.50%, 9/25/2021	4		4
Series G-51, Class SA, HB, IF, 26.32%, 12/25/2021 (h)	—	(j)	—	(j)
Series 2002-1, Class HC, 6.50%, 2/25/2022	1		1
Series 2007-15, Class NO, PO, 3/25/2022	2		2
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)
Series G92-35, Class E, 7.50%, 7/25/2022	3		3
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(j)	—	(j)
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)
Series 1992-136, Class PK, 6.00%, 8/25/2022	3		3
Series 1996-59, Class J, 6.50%, 8/25/2022	1		2
Series G92-52, Class FD, 0.13%, 9/25/2022 (h)	—	(j)	—	(j)
Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1
Series 1992-163, Class M, 7.75%, 9/25/2022	4		4
Series G92-62, Class B, PO, 10/25/2022	1		1
Series G92-59, Class F, 1.08%, 10/25/2022 (h)	—	(j)	—	(j)
Series G92-61, Class Z, 7.00%, 10/25/2022	1		1
Series 1992-188, Class PZ, 7.50%, 10/25/2022	11		11
Series G93-1, Class KA, 7.90%, 1/25/2023	7		7
Series G93-5, Class Z, 6.50%, 2/25/2023	2		2
Series 1997-61, Class ZC, 7.00%, 2/25/2023	41		43
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	2		2
Series G93-14, Class J, 6.50%, 3/25/2023	3		3
Series 1993-25, Class J, 7.50%, 3/25/2023	7		8
Series 1993-21, Class KA, 7.70%, 3/25/2023	5		5
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	7		7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1998-43, Class SA, IF, IO, 19.38%, 4/25/2023 (h)	8	1
Series 1993-62, Class SA, IF, 19.65%, 4/25/2023 (h)	3	3
Series 2003-39, Class LW, 5.50%, 5/25/2023	86	89
Series 2003-41, Class PE, 5.50%, 5/25/2023	36	37
Series 2008-47, Class SI, IF, IO, 6.41%, 6/25/2023 (h)	2	—	(j)
Series G93-27, Class FD, 0.97%, 8/25/2023 (h)	5	5
Series 2002-83, Class CS, 6.88%, 8/25/2023	61	64
Series 1999-38, Class SK, IF, IO, 7.96%, 8/25/2023 (h)	2	—	(j)
Series 1996-14, Class SE, IF, IO, 9.17%, 8/25/2023 (h)	31	2
Series 1993-205, Class H, PO, 9/25/2023	5	5
Series G93-37, Class H, PO, 9/25/2023	1	1
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	4	4
Series 1993-165, Class SD, IF, 14.06%, 9/25/2023 (h)	2	2
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	2	2
Series 1999-52, Class NS, HB, IF, 23.12%, 10/25/2023 (h)	5	6
Series 1993-179, Class SB, HB, IF, 28.10%, 10/25/2023 (h)	3	3
Series 1995-19, Class Z, 6.50%, 11/25/2023	36	38
Series 1993-230, Class FA, 0.71%, 12/25/2023 (h)	3	3
Series 1993-247, Class FE, 1.09%, 12/25/2023 (h)	7	7
Series 1993-225, Class UB, 6.50%, 12/25/2023	9	10
Series 1993-247, Class SU, IF, 12.57%, 12/25/2023 (h)	3	4
Series 2002-1, Class UD, HB, IF, 24.18%, 12/25/2023 (h)	7	9
Series 1994-37, Class L, 6.50%, 3/25/2024	29	31
Series 1994-40, Class Z, 6.50%, 3/25/2024	181	193
Series 2004-53, Class NC, 5.50%, 7/25/2024	27	28
Series 1995-2, Class Z, 8.50%, 1/25/2025	7	8
Series G95-1, Class C, 8.80%, 1/25/2025	8	9
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	14	—	(j)
Series 1997-27, Class J, 7.50%, 4/18/2027	5	6
Series 1997-29, Class J, 7.50%, 4/20/2027	12	13
Series 1997-39, Class PD, 7.50%, 5/20/2027	66	75
Series 1997-42, Class ZC, 6.50%, 7/18/2027	5	6
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	19	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	25	28
Series 1998-66, Class SB, IF, IO, 8.06%, 12/25/2028 (h)	9	—	(j)
Series 1999-18, Class Z, 5.50%, 4/18/2029	40	44
Series 1999-17, Class C, 6.35%, 4/25/2029	20	23
Series 1999-62, Class PB, 7.50%, 12/18/2029	32	37
Series 2000-2, Class ZE, 7.50%, 2/25/2030	101	119
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,550
Series 2000-20, Class SA, IF, IO, 9.01%, 7/25/2030 (h)	46	5
Series 2000-52, IO, 8.50%, 1/25/2031	10	2
Series 2001-7, Class PF, 7.00%, 3/25/2031	23	27
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,382	1,495
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	82	11
Series 2001-30, Class PM, 7.00%, 7/25/2031	71	85
Series 2001-36, Class DE, 7.00%, 8/25/2031	77	91
Series 2001-49, Class Z, 6.50%, 9/25/2031	21	24
Series 2001-44, Class MY, 7.00%, 9/25/2031	192	229
Series 2001-44, Class PD, 7.00%, 9/25/2031	26	31
Series 2001-44, Class PU, 7.00%, 9/25/2031	25	30
Series 2001-52, Class KB, 6.50%, 10/25/2031	26	31
Series 2003-52, Class SX, HB, IF, 22.68%, 10/25/2031 (h)	41	60
Series 2001-61, Class Z, 7.00%, 11/25/2031	277	332
Series 2001-72, Class SX, IF, 17.25%, 12/25/2031 (h)	7	9
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032 (h)	11	17
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	227	8

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	3	4
Series 2002-21, Class LO, PO, 4/25/2032	7	7
Series 2002-21, Class PE, 6.50%, 4/25/2032	70	82
Series 2002-28, Class PK, 6.50%, 5/25/2032	177	208
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,267
Series 2002-37, Class Z, 6.50%, 6/25/2032	49	56
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	196	28
Series 2002-48, Class GH, 6.50%, 8/25/2032	265	314
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	33	38
Series 2004-59, Class BG, PO, 12/25/2032	88	83
Series 2002-77, Class S, IF, 14.32%, 12/25/2032 (h)	39	49
Series 2003-22, Class UD, 4.00%, 4/25/2033	839	925
Series 2003-35, Class UC, 3.75%, 5/25/2033	8	9
Series 2003-42, Class GB, 4.00%, 5/25/2033	60	67
Series 2003-34, Class AX, 6.00%, 5/25/2033	142	166
Series 2003-34, Class ED, 6.00%, 5/25/2033	729	852
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	33	5
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	272	57
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	488	50
Series 2003-47, Class PE, 5.75%, 6/25/2033	130	149
Series 2004-4, Class QI, IF, IO, 7.01%, 6/25/2033 (h)	119	4
Series 2004-4, Class QM, IF, 14.02%, 6/25/2033 (h)	11	12
Series 2003-64, Class SX, IF, 13.47%, 7/25/2033 (h)	38	48
Series 2003-132, Class OA, PO, 8/25/2033	15	15
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	245	41
Series 2003-71, Class DS, IF, 7.32%, 8/25/2033 (h)	287	319
Series 2003-74, Class SH, IF, 10.01%, 8/25/2033 (h)	61	71
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (h)	59	72
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,632
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,248
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,336
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (h)	377	73
Series 2006-44, Class P, PO, 12/25/2033	647	604
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034 (h)	8	9
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034 (h)	169	241
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034 (h)	316	419
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034 (h)	365	534
Series 2004-46, Class QB, HB, IF, 23.63%, 5/25/2034 (h)	127	189
Series 2004-51, Class SY, IF, 14.06%, 7/25/2034 (h)	67	80
Series 2005-74, Class CS, IF, 19.77%, 5/25/2035 (h)	108	135
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035 (h)	332	67
Series 2005-66, Class SG, IF, 17.15%, 7/25/2035 (h)	108	150
Series 2005-68, Class PG, 5.50%, 8/25/2035	324	371
Series 2005-84, Class XM, 5.75%, 10/25/2035	909	1,032
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,608	2,985
Series 2006-46, Class UC, 5.50%, 12/25/2035	236	254
Series 2005-109, Class PC, 6.00%, 12/25/2035	306	344
Series 2006-39, Class WC, 5.50%, 1/25/2036	256	273
Series 2006-16, Class OA, PO, 3/25/2036	124	116
Series 2006-22, Class AO, PO, 4/25/2036	207	193
Series 2006-23, Class KO, PO, 4/25/2036	35	34
Series 2006-44, Class GO, PO, 6/25/2036	268	251
Series 2006-53, Class US, IF, IO, 6.49%, 6/25/2036 (h)	407	79
Series 2006-56, PO, 7/25/2036	220	205
Series 2006-58, PO, 7/25/2036	115	107
Series 2006-58, Class AP, PO, 7/25/2036	223	205
Series 2006-65, Class QO, PO, 7/25/2036	181	171
Series 2006-56, Class FC, 0.38%, 7/25/2036 (h)	396	398

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-58, Class FL, 0.55%, 7/25/2036 (h)	29	29
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,514	5,246
Series 2006-72, Class TO, PO, 8/25/2036	33	30
Series 2006-79, Class DO, PO, 8/25/2036	145	139
Series 2007-7, Class SG, IF, IO, 6.41%, 8/25/2036 (h)	785	219
Series 2006-77, Class PC, 6.50%, 8/25/2036	476	551
Series 2006-90, Class AO, PO, 9/25/2036	102	97
Series 2008-42, Class AO, PO, 9/25/2036	56	51
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	724	148
Series 2006-109, PO, 11/25/2036	54	49
Series 2006-110, PO, 11/25/2036	338	315
Series 2006-111, Class EO, PO, 11/25/2036	38	35
Series 2006-124, Class HB, 2.20%, 11/25/2036 (h)	511	521
Series 2006-119, PO, 12/25/2036	41	39
Series 2006-118, Class A2, 0.17%, 12/25/2036 (h)	179	177
Series 2009-70, Class CO, PO, 1/25/2037	294	274
Series 2006-128, Class BP, 5.50%, 1/25/2037	92	101
Series 2007-77, Class FG, 0.59%, 3/25/2037 (h)	52	53
Series 2007-16, Class FC, 0.84%, 3/25/2037 (h)	69	71
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037 (h)	502	92
Series 2007-42, Class AO, PO, 5/25/2037	21	20
Series 2007-48, PO, 5/25/2037	83	81
Series 2007-60, Class AX, IF, IO, 7.06%, 7/25/2037 (h)	1,440	366
Series 2007-81, Class GE, 6.00%, 8/25/2037	176	204
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (h)	942	204
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037 (h)	675	144
Series 2007-116, Class HI, IO, 1.49%, 1/25/2038 (h)	424	18
Series 2008-1, Class BI, IF, IO, 5.82%, 2/25/2038 (h)	227	44
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (h)	85	14
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038 (h)	213	40
Series 2008-27, Class SN, IF, IO, 6.81%, 4/25/2038 (h)	122	22
Series 2008-44, PO, 5/25/2038	7	6
Series 2008-53, Class CI, IF, IO, 7.11%, 7/25/2038 (h)	157	29
Series 2008-80, Class SA, IF, IO, 5.76%, 9/25/2038 (h)	426	78
Series 2008-81, Class SB, IF, IO, 5.76%, 9/25/2038 (h)	404	68
Series 2009-6, Class GS, IF, IO, 6.46%, 2/25/2039 (h)	355	79
Series 2009-62, Class HJ, 6.00%, 5/25/2039	79	83
Series 2009-60, Class HT, 6.00%, 8/25/2039	301	354
Series 2009-103, Class MB, 2.22%, 12/25/2039 (h)	144	151
Series 2009-99, Class SC, IF, IO, 6.09%, 12/25/2039 (h)	88	14
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040 (h)	263	335
Series 2010-64, Class DM, 5.00%, 6/25/2040	137	154
Series 2010-71, Class HJ, 5.50%, 7/25/2040	215	250
Series 2010-147, Class SA, IF, IO, 6.44%, 1/25/2041 (h)	955	209
Series 2011-30, Class LS, IO, 1.62%, 4/25/2041 (h)	403	27
Series 2011-75, Class FA, 0.64%, 8/25/2041 (h)	115	116
Series 2011-118, Class MT, 7.00%, 11/25/2041	306	373
Series 2011-130, Class CA, 6.00%, 12/25/2041	561	660
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,915	1,984
Series 2013-92, PO, 9/25/2043	867	781
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,797
Series 2013-101, Class DO, PO, 10/25/2043	1,402	1,208
Series 2013-128, PO, 12/25/2043	1,596	1,406
Series 2011-2, Class WA, 5.85%, 2/25/2051 (h)	199	228
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.63%, 7/25/2037 (h)	9	17
Series 2003-W4, Class 2A, 5.68%, 10/25/2042 (h)	43	50
Series 2003-W1, Class 1A1, 5.12%, 12/25/2042 (h)	377	413
Series 2003-W1, Class 2A, 5.60%, 12/25/2042 (h)	156	174

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-W1, Class A, 6.00%, 12/25/2049	455	528
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.33%, 6/27/2036 (h)	259	256
Series 2007-54, Class FA, 0.49%, 6/25/2037 (h)	184	187
Series 2007-106, Class A7, 6.25%, 10/25/2037 (h)	103	121
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(j)
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 329, Class 1, PO, 1/25/2033	32	30
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	46	6
Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	154	19
Series 355, Class 11, IO, 6.00%, 7/25/2034	129	22
Series 365, Class 8, IO, 5.50%, 5/25/2036	194	40
Series 374, Class 5, IO, 5.50%, 8/25/2036	107	19
Series 393, Class 6, IO, 5.50%, 4/25/2037	38	5
Series 383, Class 32, IO, 6.00%, 1/25/2038	50	12
Series 383, Class 33, IO, 6.00%, 1/25/2038	129	25
Freedom Frn 0.00%, 3/25/2022	4,400	4,400
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.31%, 6/19/2035 (h)	578	564
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	208	208
Series 2001-35, Class SA, IF, IO, 8.15%, 8/16/2031 (h)	71	—	(j)
Series 2002-52, Class GH, 6.50%, 7/20/2032	309	309
Series 2002-75, Class PB, 6.00%, 11/20/2032	606	606
Series 2003-58, Class BE, 6.50%, 1/20/2033	441	475
Series 2003-12, Class SP, IF, IO, 7.58%, 2/20/2033 (h)	102	12
Series 2003-24, PO, 3/16/2033	20	20
Series 2003-40, Class TJ, 6.50%, 3/20/2033	537	581
Series 2003-46, Class TC, 6.50%, 3/20/2033	254	277
Series 2003-46, Class MG, 6.50%, 5/20/2033	338	377
Series 2003-52, Class AP, PO, 6/16/2033	97	93
Series 2003-90, PO, 10/20/2033	27	27
Series 2003-112, Class SA, IF, IO, 6.45%, 12/16/2033 (h)	349	38
Series 2004-28, Class S, IF, 19.39%, 4/16/2034 (h)	158	225
Series 2004-73, Class AE, IF, 14.65%, 8/17/2034 (h)	6	6
Series 2004-90, Class SI, IF, IO, 6.00%, 10/20/2034 (h)	478	76
Series 2005-68, Class DP, IF, 16.19%, 6/17/2035 (h)	52	65
Series 2010-14, Class CO, PO, 8/20/2035	164	152
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	748	115
Series 2005-68, Class KI, IF, IO, 6.20%, 9/20/2035 (h)	1,072	222
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	155	23
Series 2006-16, Class OP, PO, 3/20/2036	70	66
Series 2006-38, Class SW, IF, IO, 6.40%, 6/20/2036 (h)	84	5
Series 2006-38, Class ZK, 6.50%, 8/20/2036	835	939
Series 2006-59, Class SD, IF, IO, 6.60%, 10/20/2036 (h)	226	33
Series 2006-65, Class SA, IF, IO, 6.70%, 11/20/2036 (h)	375	48
Series 2011-22, Class WA, 5.87%, 2/20/2037 (h)	363	419
Series 2007-57, PO, 3/20/2037	105	102
Series 2007-17, Class JO, PO, 4/16/2037	66	60
Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037 (h)	617	136
Series 2007-19, Class SD, IF, IO, 6.10%, 4/20/2037 (h)	342	35
Series 2007-28, Class BO, PO, 5/20/2037	72	67
Series 2007-26, Class SC, IF, IO, 6.10%, 5/20/2037 (h)	278	46
Series 2007-27, Class SA, IF, IO, 6.10%, 5/20/2037 (h)	296	42
Series 2007-36, Class SE, IF, IO, 6.37%, 6/16/2037 (h)	190	24
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,886
Series 2007-40, Class SB, IF, IO, 6.65%, 7/20/2037 (h)	603	115
Series 2007-42, Class SB, IF, IO, 6.65%, 7/20/2037 (h)	361	58
Series 2007-50, Class AI, IF, IO, 6.68%, 8/20/2037 (h)	213	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2007-53, Class SW, IF, 19.91%, 9/20/2037 (h)	30		40
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	64		3
Series 2009-79, Class OK, PO, 11/16/2037	100		94
Series 2007-73, Class MI, IF, IO, 5.90%, 11/20/2037 (h)	200		25
Series 2007-76, Class SA, IF, IO, 6.43%, 11/20/2037 (h)	393		52
Series 2007-72, Class US, IF, IO, 6.45%, 11/20/2037 (h)	191		25
Series 2007-79, Class SY, IF, IO, 6.45%, 12/20/2037 (h)	176		25
Series 2008-2, Class NS, IF, IO, 6.44%, 1/16/2038 (h)	346		47
Series 2008-2, Class MS, IF, IO, 7.06%, 1/16/2038 (h)	104		19
Series 2008-10, Class S, IF, IO, 5.73%, 2/20/2038 (h)	213		27
Series 2008-36, Class SH, IF, IO, 6.20%, 4/20/2038 (h)	294		1
Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (h)	1,831		331
Series 2008-55, Class SA, IF, IO, 6.10%, 6/20/2038 (h)	160		26
Series 2008-71, Class SC, IF, IO, 5.90%, 8/20/2038 (h)	77		11
Series 2009-25, Class SE, IF, IO, 7.50%, 9/20/2038 (h)	139		22
Series 2008-93, Class AS, IF, IO, 5.60%, 12/20/2038 (h)	208		27
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	62		2
Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039 (h)	209		21
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	459		65
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	201		36
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	193		43
Series 2009-22, Class SA, IF, IO, 6.17%, 4/20/2039 (h)	433		69
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	100		14
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	107		19
Series 2009-43, Class SA, IF, IO, 5.85%, 6/20/2039 (h)	190		25
Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (h)	432		65
Series 2010-31, Class NO, PO, 3/20/2040	738		693
Series 2013-75, Class WA, 5.14%, 6/20/2040 (h)	931		1,064
Series 2010-130, Class CP, 7.00%, 10/16/2040	120		144
Series 2010-157, Class OP, PO, 12/20/2040	773		727
Series 2011-75, Class SM, IF, IO, 6.50%, 5/20/2041 (h)	576		80
Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	394		440
Series 2012-141, Class WC, 3.67%, 1/20/2042 (h)	241		265
Series 2013-54, Class WA, 4.84%, 11/20/2042 (h)	1,435		1,636
Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	676		749
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300		1,498
Series 2018-160, Class PA, 3.50%, 7/20/2046	3,409		3,544
Series 2012-H24, Class FG, 0.54%, 4/20/2060 (h)	9		9
Series 2013-H03, Class FA, 0.41%, 8/20/2060 (h)	1		1
Series 2012-H21, Class CF, 0.81%, 5/20/2061 (h)	11		11
Series 2013-H05, Class FB, 0.51%, 2/20/2062 (h)	67		67
Series 2012-H15, Class FA, 0.56%, 5/20/2062 (h)	—	(j)	—	(j)
Series 2012-H26, Class MA, 0.66%, 7/20/2062 (h)	3		3
Series 2012-H28, Class FA, 0.69%, 9/20/2062 (h)	9		9
Series 2012-H29, Class FA, 0.62%, 10/20/2062 (h)	688		691
Series 2012-H31, Class FD, 0.45%, 12/20/2062 (h)	903		905
Series 2013-H01, Class FA, 1.65%, 1/20/2063	89		89
Series 2013-H08, Class FC, 0.56%, 2/20/2063 (h)	806		809
Series 2013-H04, Class BA, 1.65%, 2/20/2063	37		38
Series 2013-H07, Class HA, 0.52%, 3/20/2063 (h)	810		813
Series 2013-H09, Class HA, 1.65%, 4/20/2063	67		68
Series 2013-H18, Class JA, 0.71%, 8/20/2063 (h)	1,487		1,497
Series 2014-H01, Class FD, 0.76%, 1/20/2064 (h)	1,075		1,084
Series 2014-H09, Class TA, 0.71%, 4/20/2064 (h)	1,097		1,104
Series 2015-H15, Class FD, 0.55%, 6/20/2065 (h)	1,409		1,417
Series 2015-H15, Class FJ, 0.55%, 6/20/2065 (h)	3,131		3,147
Series 2015-H16, Class FG, 0.55%, 7/20/2065 (h)	2,036		2,047
Series 2015-H23, Class FB, 0.63%, 9/20/2065 (h)	2,093		2,110

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2015-H32, Class FH, 0.77%, 12/20/2065 (h)	1,579		1,600
Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067 (h)	7,240		691
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (h)	383		384
Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035 (a) (h)	649		555
Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (h)	491		57
Series 2006-RP2, Class 1AS2, IF, IO, 5.95%, 4/25/2036 ‡ (a) (h)	2,017		299
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	119		129
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	73		75
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	210		219
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	3		3
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	394		410
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	919		659
Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	4,600		4,620
Impac CMB Trust
Series 2004-7, Class 1A1, 0.83%, 11/25/2034 (h)	647		654
Series 2005-4, Class 2A1, 0.69%, 5/25/2035 (h)	102		102
Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.79%, 5/25/2036 (h)	67		67
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.52%, 11/25/2033 (h)	232		233
Series 2006-A2, Class 4A1, 2.74%, 8/25/2034 (h)	188		197
Series 2006-A3, Class 6A1, 2.91%, 8/25/2034 (h)	54		55
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.95%, 4/25/2036 (h)	220		184
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	498		268
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (h)	2,075		2,080
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (h)	111		112
Series 2004-4, Class 2A1, 2.22%, 5/25/2034 (h)	31		31
Series 2004-13, Class 3A7, 2.97%, 11/21/2034 (h)	271		273
Series 2004-15, Class 3A1, 2.62%, 12/25/2034 (h)	52		51
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3		3
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2		3
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	124		126
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	101		104
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	225		233
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	175		177
Series 2004-6, Class 30, PO, 7/25/2034 ‡	155		130
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	269		280
Series 2004-7, Class 30, PO, 8/25/2034 ‡	76		64
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2003-12, Class 30, PO, 12/25/2033 ‡	11		11
Series 2004-1, Class 30, PO, 2/25/2034 ‡	9		7
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.44%, 5/25/2035 (a) (h)	1,362		739
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	85		71
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.71%, 10/25/2028 (h)	58		58
Series 2003-F, Class A1, 0.73%, 10/25/2028 (h)	500		504
Series 2004-A, Class A1, 0.55%, 4/25/2029 (h)	103		102
Series 2004-1, Class 2A1, 2.12%, 12/25/2034 (h)	158		161
MRA Issuance Trust
Series 2021-EBO5, Class A1X, 1.84%, 2/16/2022 (a) (h)	6,700		6,700
Series 2021-EBO2, Class A, 0.00%, 12/31/2049 (a) (h)	6,500		6,500
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (h)	208		206
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		35
Series 2003-A1, Class A1, 5.50%, 5/25/2033	10		10

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-A1, Class A2, 6.00%, 5/25/2033	38		38
P -stla 7.25%, 10/11/2026 ‡	2,600		2,600
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (f)	5,265		5,271
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (h)	4,035		4,047
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017 (h)	—	(j)	—	(j)
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (h)	3		—	(j)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—
Series 2003-QS12, Class A2A, IF, IO, 7.51%, 6/25/2018 ‡ (h)	—	(j)	—	(j)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	6		5
Series 2004-QA6, Class NB2, 2.94%, 12/26/2034 (h)	523		470
RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.21%, 11/25/2033 (a) (h)	31		31
Residential Asset Securitization Trust
Series 2005-A2, Class A4, IF, IO, 4.96%, 3/25/2035 ‡ (h)	1,063		187
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	229		229
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(j)	—	(j)
Series 2005-SA4, Class 1A1, 2.92%, 9/25/2035 (h)	94		85
RMIP 5.60%, 8/25/2021 ‡	1,643		1,615
SART
4.75%, 7/15/2024	1,951		1,961
4.76%, 6/15/2025	2,074		2,084
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	3,485		3,811
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,722		1,930
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 0.76%, 10/19/2034 (h)	238		234
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.73%, 9/25/2043 (h)	105		107
Series 2004-4, Class 3A, 1.94%, 12/25/2044 (h)	233		232
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (f)	2,795		2,833
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (h)	6,000		6,123
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.15%, 2/15/2024 (h)	69		72
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	98		104
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	171		192
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	131		146
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	263		296
Series 1998-1, Class 2E, 7.00%, 3/15/2028	312		348
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	623		694
Series 2003-2, Class Z, 5.00%, 5/15/2033	2,844		3,214
vMobo, Inc. 7.50%, 5/31/2024	3,100		3,100
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (f)	2,613		2,614
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (f)	6,214		6,188
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	4,440		4,448
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	3,729		3,729
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	3,833		3,836
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	450		462
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.91%, 8/25/2033 (h)	34		35
Series 2003-AR9, Class 1A6, 2.74%, 9/25/2033 (h)	544		553
Series 2003-AR9, Class 2A, 2.79%, 9/25/2033 (h)	68		67
Series 2003-S9, Class P, PO, 10/25/2033 ‡	18		16
Series 2003-S9, Class A8, 5.25%, 10/25/2033	275		282
Series 2004-AR3, Class A1, 2.60%, 6/25/2034 (h)	40		41
Series 2004-AR3, Class A2, 2.60%, 6/25/2034 (h)	33		34
Series 2006-AR10, Class 2P, 3.07%, 9/25/2036 ‡ (h)	60		48
Series 2006-AR12, Class 2P, 2.64%, 10/25/2036 ‡ (h)	56		56

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.91%, 4/25/2035 ‡ (h)	655	93
Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (h)	2,720	357
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035‡	810	138
Series 2005-4, Class CB7, 5.50%, 6/25/2035	869	875
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	736	126
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	156	154
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	999	991
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	162	161

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $282,299)		298,498

ASSET-BACKED SECURITIES — 9.6%
Academic Loan Funding Trust Series 2013-1A, Class A, 0.89%, 12/26/2044 (a) (h)	813	810
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	629	633
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	540	552
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	211	218
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	428	432
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	606	589
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	326	332
Series 2017-1, Class AA, 3.65%, 2/15/2029	455	465
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,772	4,037
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,275	1,404
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,541	3,819
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	2,000	2,160
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	928
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,648	2,848
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	540
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	2,380	2,620
American Tower Trust #1 3.07%, 3/15/2023 (a)	750	756
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	3,500	3,566
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	4,000	3,996
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	528	555
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	847	857
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	679	689
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	1,385	1,416
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,893	2,916
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,161	1,185
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,282	2,291
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,805	4,931
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	803	828
Carvana Auto Receivables Trust
Series 2019-4A, Class A3, 2.30%, 9/15/2023 (a)	678	681
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	4,675	4,783
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	5,240	5,363
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (f)	339	357
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,100
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	179	184
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	2,070	2,093
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	2,000	2,139

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	2,855	2,740
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	2,964	3,040
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	2,097	2,117
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	7,280	7,317
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	2,778	2,820
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034 (h)	71	70
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	2,700	2,729
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	251	271
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	3,055	3,168
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	467	470
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	1,365	1,379
Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	1,993
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	2,170	2,202
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	3,540	3,662
FirstKey Homes Trust Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	3,000	3,057
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,847	5,284
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	804	831
FREED ABS Trust Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	201	202
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	57	52
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	153	155
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	2,043	2,086
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	431	458
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	493	469
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,308	1,387
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	563	582
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,295	1,366
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	128	131
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.49%, 3/25/2036 ‡ (h)	19	19
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.98%, 8/25/2038 ‡ (a) (h)	2,362	49
Series 2013-2, Class A, IO, 1.78%, 3/25/2039 ‡ (a) (h)	2,261	91
Series 2015-2, Class A, IO, 3.03%, 7/25/2041 ‡ (a) (h)	844	96
Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (a)	3,319	3,412
LP LMS Asset Securitization Trust 3.23%, 10/15/2028	4,946	4,948
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	2,361	2,381
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	869	877
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	2,330	2,339
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	541	576
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	2,870	2,923
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.93%, 11/25/2033 ‡ (f)	296	303
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	1,806	1,828
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,863	1,887
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (a)	5,756	5,777

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	3,010	3,090
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	7,650	7,665
Progress Residential Trust
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (a)	3,250	3,232
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	5,000	5,087
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (f)	287	109
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	554	592
Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (a)	3,955	4,047
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (f)	171	173
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (a)	1,628	1,675
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	334	335
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	8	8
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,785
Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,114
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,624
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	2,506	2,510
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	1,050	1,041
Series 2018-1, Class B, 4.60%, 3/1/2026	176	179
Series 2016-1, Class A, 3.45%, 7/7/2028	640	660
Series 2016-2, Class A, 3.10%, 10/7/2028	1,088	1,100
Series 2018-1, Class AA, 3.50%, 3/1/2030	966	1,008
Series 2018-1, Class A, 3.70%, 3/1/2030	1,497	1,525
Series 2019-1, Class AA, 4.15%, 8/25/2031	944	1,019
Series 2019-1, Class A, 4.55%, 8/25/2031	843	899
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,263	1,254
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	2,114	2,130
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	859	868
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	277	277
Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	2,500	2,585
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,292
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	2,120	2,138

TOTAL ASSET-BACKED SECURITIES (Cost $196,721)		200,638

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	560	579
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (h)	1,300	1,365
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,683
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (a) (h)	12	—	(j)
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,723
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (h)	1,060	1,086
Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045 ‡ (h)	2,268	25
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	894	914
Series KS01, Class A2, 2.52%, 1/25/2023	811	829
Series KPLB, Class A, 2.77%, 5/25/2025	353	380
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,900

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,753
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,479
Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,963
FNMA ACES
Series 2014-M3, Class A2, 3.49%, 1/25/2024 (h)	1,493	1,594
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (h)	1,181	1,265
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,495	9,340
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	4,199
Series 2018-M8, Class A2, 3.32%, 6/25/2028 (h)	2,580	2,911
Series 2018-M10, Class A2, 3.37%, 7/25/2028 (h)	3,335	3,756
Series 2017-M5, Class A2, 3.16%, 4/25/2029 (h)	3,376	3,776
Series 2020-M50, Class A1, 0.67%, 10/25/2030	3,843	3,776
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,309
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (h)	22,423	2,531
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	901	894
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	4,006	553
FREMF Mortgage Trust Series 2014-K39, Class C, 4.15%, 8/25/2047 (a) (h)	4,650	5,051
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	1,117
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.51%, 11/15/2038 ‡ (a) (h)	1,164	—	(j)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.18%, 12/12/2049 ‡ (a) (h)	19	—	(j)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (h)	313	—	(j)
Series 2007-HQ11, Class X, IO, 0.49%, 2/12/2044 ‡ (a) (h)	233	—	(j)
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	2,145
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	2,685	2,711
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	664	681
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,236	2,254
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	891
Series 2012-C2, Class XA, IO, 1.28%, 5/10/2063 ‡ (a) (h)	6,729	69
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	1,398	1,440
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D, 4.24%, 3/15/2045 ‡ (a) (h)	400	393
Series 2012-C6, Class A4, 3.44%, 4/15/2045	501	503

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $72,363)		76,838

U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	10,019
4.63%, 9/15/2060	304	426
Tennessee Valley Authority STRIPS
DN, 3.80%, 11/1/2025 (g)	5,000	4,829
DN, 5.12%, 6/15/2035 (g)	800	575

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,890)		15,849

FOREIGN GOVERNMENT SECURITIES — 0.6%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (a)	622	595
3.45%, 2/2/2061 (a)	550	529
Province of Quebec (Canada) 7.36%, 3/6/2026 (f)	377	482
Republic of Chile (Chile) 2.55%, 1/27/2032	497	500
Republic of Colombia (Colombia)
4.00%, 2/26/2024	922	978
4.50%, 1/28/2026	581	633
7.38%, 9/18/2037	200	258
5.63%, 2/26/2044	200	220
5.00%, 6/15/2045	515	531
Republic of Panama (Panama) 4.50%, 4/16/2050	325	360
Republic of Peru (Peru) 5.63%, 11/18/2050	88	115
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	723

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United Mexican States (Mexico)
3.60%, 1/30/2025	788	871
4.13%, 1/21/2026	316	358
3.75%, 1/11/2028	1,216	1,329
2.66%, 5/24/2031	1,075	1,046
4.60%, 1/23/2046	2,113	2,246
3.77%, 5/24/2061	772	707

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $12,053)		12,481

MUNICIPAL BONDS — 0.6%(l)
California — 0.1%
City of Los Angeles Department of Airports, International Airport Subordinate Series 2009C, Rev., 6.58%, 5/15/2039	440	578
State of California, Various Purpose, Build America Bonds GO, 7.30%, 10/1/2039	350	544

Total California		1,122

New York — 0.3%
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	475
Port Authority of New York & New Jersey
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,498
Series 165, Rev., 5.65%, 11/1/2040	440	602
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,605

Total New York		6,180

Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,131
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	401
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,103
Rev., 5.59%, 12/1/2114	200	262

Total Ohio		4,897

TOTAL MUNICIPAL BONDS (Cost $9,150)		12,199

	Shares (000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (m) (n) (Cost $88,465)	88,432	88,477

Total Investments — 103.3% (Cost $2,068,481)		2,148,130
Liabilities in Excess of Other Assets — (3.3)%		(67,864)

Net Assets — 100.0%		2,080,266

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.

(g)	The rate shown is the effective yield as of May 31, 2021.
(h)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments —   Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board. A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$149,697	$50,941	$200,638
Collateralized Mortgage Obligations	—	271,423	27,075	298,498
Commercial Mortgage-Backed Securities	—	72,275	4,563	76,838
Corporate Bonds	—	635,736	—	635,736
Foreign Government Securities	—	12,481	—	12,481
Mortgage-Backed Securities	—	361,981	—	361,981
Municipal Bonds	—	12,199	—	12,199
U.S. Government Agency Securities	—	15,849	—	15,849
U.S. Treasury Obligations	—	445,433	—	445,433
Short-Term Investments
Investment Companies	88,477	—	—	88,477

Total Investments in Securities	$88,477	$1,977,074	$82,579	$2,148,130

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$58,045	$—	$(158)	$(19)	$—	$(6,927)	$—	$—	$50,941
Collateralized Mortgage Obligations	32,493	—	(124)	(231)	1,937	(7,000)	—	—	27,075
Commercial Mortgage-Backed Securities	4,574	—	17	(29)	1	— (a)	—	—	4,563

Total	$95,112	$—	$(265)	$(279)	$1,938	$(13,927)	$—	$—	$82,579

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(245).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$42,517	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.31%)
			Constant Default Rate	0.00% - 4.92% (0.11%)
			Yield (Discount Rate of Cash Flows)	0.75% - 5.00% (2.47%)

Asset-Backed Securities	42,517

	9,497	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (64.46%)
			Constant Default Rate	0.00% - 4.45% (0.86%)
			Yield (Discount Rate of Cash Flows)	1.27% - 24.89% (6.48%)

Collateralized Mortgage Obligations	9,497

	4,563	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.00%)
			Yield (Discount Rate of Cash Flows)	-1.09% - 7.75% (3.04%)

Commercial Mortgage-Backed Securities	4,563

Total	$56,577

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $26,002. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$108,295	$115,902	$135,720	$(2)	$2	$88,477	88,432	$19	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.